As filed with the Securities and Exchange Commission on September 5, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
 (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2018

Date of reporting period:  June 30, 2018

Item 1. Report to Stockholders.

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2018 (Unaudited)

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2018. The Funds are generally positioned at odds with global consensus investments and focused upon what we believe to be more conservative, yet more appealing securities. These companies tend to be well outside of the universe of securities that populate many indexes. This strategy has served our shareholders well over the fullness of time, and we are pleased to have achieved satisfying results this year, amidst surprisingly strong index returns and despite our contrarian positioning (which returns tend to deviate from the returns of these benchmarks). A performance summary for the first half of 2018 follows (No-Load Class): The Small Cap Opportunities Fund +17.91%; The Spin-off and Corporate Restructuring Fund +13.55%; The Paradigm Fund +13.25; The Market Opportunities Fund +1.95%; The Multi-Disciplinary Income Fund +0.15%; The Alternative Income Fund -0.07%; The Medical Fund -3.43%; The Global Fund -6.85%; and The Internet Fund -14.83%. This compares to returns, for equity indexes, of +2.65% for the S&P 500® Index; -0.43% for the MSCI All Country World (ACWI) Index; +8.79% for the NASDAQ Composite®; 9.39% for the S&P 600® SmallCap Index and -2.75% for the MSCI EAFE® Index; and, for bond indexes, -1.62% for the Bloomberg Barclays U.S. Aggregate Bond Index; +0.16% for the Bloomberg Barclays U.S. Corporate High Yield Bond Index and +0.11% for the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index.

While we continue to provide equity and fixed income reference benchmark numbers (to aid in your understanding of how the broad asset classes have performed throughout the first half of 2018), we do not manage the Funds against any specific benchmark, as we believe that this institutionalized approach to investing is at odds with long-term wealth creation.

During the first quarter of 2018, markets declined, though we noted a lack of substantive factors that might have led to this phenomenon. Similarly, in the second quarter, we saw little to warrant the resumption of the temporally interrupted market ascent. One factor that we do believe has a high correlation to market movements is ETF (index) fund flows, which were negative in the beginning of the year, and resumed in earnest during April and May, only to subside in June. In hindsight, and now well into the deluge of corporate earnings for the second quarter at the time of this writing, we are further incredulous at the broader market drivers. This might lead some to rethink their asset allocations and investment methodologies.

The most basic principal of value investing holds that in the fullness of time, the market will eventually assign a fair value to a stock. This relies upon the broader market, i.e. other buyers and sellers, recognizing the value and correcting the price over time. However, in the event that said individual buyers and sellers are increasingly indifferent to security values, this premise comes into doubt. Thus, cheapness in and of itself, is insufficient for investment success. To wit, dependence upon valuation multiple expansion appears to be a lacking strategy.

However, the growing field of passive investing, limited in its definition of cheapness or value, primarily defines value in the terms of low price to book, price to sales and price to earnings. While we believe that we are disciplined value investors to be sure, we also define value within our own parameters that at times are beyond quantitative measures. The static measures utilized by the indexes result in biases towards certain sectors and industries, and lower growth enterprises that might not be a “value” when adjusted for growth or margin potential. To this end, we are not surprised by the relative underperformance of “value” indexes relative to the broader market. The magnitude of underperformance relative to “growth” indexes is less intuitive.

An additional interesting development in market structure, to our advantage in our opinion, is the rollout of the Markets in Financial Instruments Directive II (MiFID II) regulations. While these regulations only directly apply to the European Union, there is noticeable overflow into U.S. markets. This regulation requires investment managers to directly pay for third party investment research, as opposed to shareholders bearing the costs indirectly via trading commissions. As a result, investment managers have consolidated research relationships, to the detriment of smaller, less liquid and less promotional companies, as these companies have lower trading volumes and less marketability to clients. The largest U.S. investment managers have been forced to comply with European regulations for operations abroad, but the dynamic of a declining research community, focused on larger and liquid stocks is apparent domestically.

All of these factors lead us to have great confidence in the investment landscape, for our approach, over the next several years, but cautious regarding market structure and asset prices in the interim. We continue to approach this environment by focusing our portfolios on our highest conviction ideas, and by maintaining relatively high cash positions in certain funds, standing ready to deploy this capital as opportunities become available.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

There is no single investment manager who is more frequently quoted, cited or otherwise referred to than Warren Buffett of Berkshire Hathaway. The “Oracle of Omaha” has compounded the book value of Berkshire Hathaway stock at 19.1% annually, dating back to 1965, compared to 9.9% for the S&P 500 Index (“Index”) over the same period. This equates to a multiplier on initial investment of nearly 11,000x for Berkshire Hathaway versus 155x for the Index; or a difference between approximately $10.9 million and $155,000 for an initial investment of $1,000. An abundance of “value” investors claim to emulate Mr. Buffett’s approach and cite his folksy adages assembled over the years. It makes for excellent marketing materials, but few, perhaps no manager, truly emulates these tenets (at times even Mr. Buffett himself does not follow his own rules).

One adage that strikes us as being particularly astute, but somewhat impractical to follow, is the “20 Slot Rule,” which advocates investing as if you had a ticket that you would be required to punch each time you made an investment throughout your life, and upon 20 punches, you could make no more investments. Prior to discussing the application and feasibility of this rule in a portfolio, it bears considering what this mentality would achieve. It would certainly require a far higher level of conviction, and as a byproduct, research and diligence, than most investors possess. Secondarily, and perhaps as importantly, it would allow (require) investments to be held over a very long time period, both compounding in value and avoiding “trading,” as well as taxes. This alone would likely result in many investors achieving results that are magnitudes beyond the status quo allocator approach commonly utilized.

A third derivative result of this mentality would inevitably be fewer, more concentrated investment positions. Modern Portfolio Theory advocates the exact opposite: diversify portfolios to reduce risk and constantly recalibrate asset allocations to the “efficient frontier.” A cursory look at most funds would suggest that far more professional investors, many of whom who consider themselves Buffett emulators, act in complete contrast to the “punch card” mentality, owning hundreds if not thousands of securities, and trading daily. The results of this style of investment management are: i.) undifferentiated market returns and ii.) transaction fees and tax inefficiency.

The Funds generally adhere to the punch card mentality within practical limitations, and this approach has resulted in differentiated returns, with a unique risk profile compared to market driven factors. The concentration of an actively managed fund highlights the investing ability of the management team, as opposed to the ability to select several hundred “decent” investments while continually repositioning. Layers of regulators, consultants and risk managers (many of whom have little or no practical investment experience) have perpetuated unsound conventions used in investment management, endeavoring to make the investment landscape safer for individuals. This wave has only gained momentum, fostering the creation and adoption of the indexation trend and proliferation of ETFs, and the subsequent appropriation of the market by these products.

Mr. Buffett has actually recently advocated indexation investing – for the average investor – citing his skepticism regarding the average investment manager’s ability to earn excess returns. If one considers that so few professional investors follow a strategy which resembles that of Mr. Buffett, it logically follows that he would recommend this course. Meanwhile, the vast majority of investors enter the summer months citing historical trends of stock returns during June – August or opining on trade deals and interest rates. To the contrary, we are following the results of our high conviction investments (these companies do in fact still operate in the summer) and seeking additional companies worthy of the punch card.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that are valued attractively and currently have, or are expected to soon have, sustainable high business returns. The Fund has produced attractive risk adjusted returns since its inception, while maintaining amongst the lowest turnover rates in the industry. The Paradigm Fund is Kinetics’ flagship fund.

The Multi-Disciplinary Income Fund seeks to utilize stock options and fixed-income investments in order to provide investors with equity-like returns, but with more muted volatility. At times, the options strategies of the Fund may cause the manager to purchase equity securities.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results. The same investment fundamentals employed by The Paradigm Fund are used to identify such opportunities.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility and is not designed to be a major component of one’s equity exposure.

The Internet Fund is a sector fund that focuses on companies engaged in and/or benefitting from the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. More recently, this Fund has been focusing on content companies, which we believe will be the winners in the next generation of Internet development.

The Global Fund is focused on selecting long life cycle international companies that can generate long-term wealth through their business operations. This Fund is presently identifying what we believe to be exciting opportunities in the more developed markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges and credit card processors, or companies that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The Alternative Income Fund seeks to provide current income and gains, with a secondary objective of obtaining long-term growth of capital. The Fund utilizes stock options and fixed-income investments in order generate a total return that exceeds that of most short-term U.S. fixed income indexes, with limited market value variability.

The Kinetics Spin-Off and Corporate Restructuring Fund focuses on spin-off companies and parent companies of spin-offs. The Fund’s return potential is often the result of the market’s inefficiency in initially valuing these securities, due in part to the lack of coverage by the investment community, lack of a natural shareholder base immediately following the transaction, and resulting initial, indiscriminate selling pressure.

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.

International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.

Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi-Disciplinary Income Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified Funds, except The Global Fund, The Alternative Income Fund and The Multi-Disciplinary Income Fund, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds except The Kinetics Spin-off and Corporate Restructuring Fund, pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust. The Kinetics Spin-off and Corporate Restructuring Fund directly acquires and manages its own portfolio of securities.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The MSCI All Country World Index, the S&P 500® Index, NASDAQ Composite®, S&P 600® Small Cap Index, MSCI EAFE® Index, Bloomberg Barclays U.S. 1-3 Year Credit Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index each represent an unmanaged, broad-basket of stocks or bonds. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com. July 1, 2018 — Kinetics Asset Management, LLC®

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example
June 30, 2018 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (except the Spin-off Fund, each a “Feeder Fund” and including the Spin-off Fund, collectively the “Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2018 and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The Actual Expenses comparison provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio. Note, the Spin-off Fund is not a Feeder Fund.

The Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Fund and any other Fund. The Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Funds. The Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs. The Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Funds or shareholders as described in the Funds’ prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2018 (Unaudited)

A shareholder may use the information provided in the first line, together with the amounts invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, shareholders costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2018 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/18 to
	(1/1/18)	(6/30/18)	Ratio	6/30/18)

The Internet Fund
No Load Class Actual	$1,000.00	$851.70	1.83%	$8.40
No Load Class Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	1.83%	$9.15
Advisor Class A Actual	$1,000.00	$850.80	2.08%	$9.55
Advisor Class A Hypothetical (5% return before expenses)	$1,000.00	$1,014.47	2.08%	$10.39
Advisor Class C Actual	$1,000.00	$848.30	2.58%	$11.82
Advisor Class C Hypothetical (5% return before expenses)	$1,000.00	$1,011.99	2.58%	$12.87

The Global Fund
No Load Class Actual – after expense reimbursement	$1,000.00	$931.50	1.39%	$6.66
No Load Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class A Actual – after expense reimbursement	$1,000.00	$930.10	1.64%	$7.85
Advisor Class A Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class C Actual – after expense reimbursement	$1,000.00	$927.50	2.14%	$10.23
Advisor Class C Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2018 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/18 to
	(1/1/18)	(6/30/18)	Ratio	6/30/18)

The Paradigm Fund
No Load Class Actual – after expense reimbursement	$1,000.00	$1,132.50	1.64%	$8.67
No Load Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual – after expense reimbursement	$1,000.00	$1,130.90	1.89%	$9.99
Advisor Class A Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual – after expense reimbursement	$1,000.00	$1,128.00	2.39%	$12.61
Advisor Class C Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual – after expense reimbursement	$1,000.00	$1,133.50	1.44%	$7.62
Institutional Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Medical Fund
No Load Class Actual – after expense reimbursement	$1,000.00	$965.70	1.39%	$6.77
No Load Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class A Actual – after expense reimbursement	$1,000.00	$963.80	1.64%	$7.99
Advisor Class A Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class C Actual – after expense reimbursement	$1,000.00	$961.80	2.14%	$10.41
Advisor Class C Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2018 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/18 to
	(1/1/18)	(6/30/18)	Ratio	6/30/18)

The Small Cap Opportunities Fund
No Load Class Actual – after expense reimbursement	$1,000.00	$1,179.10	1.64%	$8.86
No Load Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual – after expense reimbursement	$1,000.00	$1,177.30	1.89%	$10.20
Advisor Class A Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual – after expense reimbursement	$1,000.00	$1,174.40	2.39%	$12.89
Advisor Class C Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual – after expense reimbursement	$1,000.00	$1,179.80	1.44%	$7.78
Institutional Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Market Opportunities Fund
No Load Class Actual – after expense reimbursement	$1,000.00	$1,019.50	1.64%	$8.21
No Load Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual – after expense reimbursement	$1,000.00	$1,017.80	1.89%	$9.46
Advisor Class A Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual – after expense reimbursement	$1,000.00	$1,015.70	2.39%	$11.94
Advisor Class C Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual – after expense reimbursement	$1,000.00	$1,020.30	1.44%	$7.21
Institutional Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2018 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/18 to
	(1/1/18)	(6/30/18)	Ratio	6/30/18)

The Alternative Income Fund
No Load Class Actual – after expense reimbursement	$1,000.00	$999.30	0.95%	$4.71
No Load Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,020.08	0.95%	$4.76
Advisor Class A Actual – after expense reimbursement	$1,000.00	$997.80	1.20%	$5.94
Advisor Class A Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,018.84	1.20%	$6.01
Advisor Class C Actual – after expense reimbursement	$1,000.00	$995.40	1.70%	$8.41
Advisor Class C Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,016.37	1.70%	$8.50
Institutional Class Actual – after expense reimbursement	$1,000.00	$1,000.10	0.75%	$3.72
Institutional Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,021.08	0.75%	$3.76

The Multi-Disciplinary Income Fund
No Load Class Actual – after expense reimbursement	$1,000.00	$1,001.50	1.49%	$7.39
No Load Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,017.41	1.49%	$7.45
Advisor Class A Actual – after expense reimbursement	$1,000.00	$1,000.10	1.74%	$8.63
Advisor Class A Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,016.17	1.74%	$8.70
Advisor Class C Actual – after expense reimbursement	$1,000.00	$997.10	2.24%	$11.09
Advisor Class C Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,013.69	2.24%	$11.18
Institutional Class Actual – after expense reimbursement	$1,000.00	$1,002.50	1.29%	$6.40
Institutional Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,018.40	1.29%	$6.46

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2018 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/18 to
	(1/1/18)	(6/30/18)	Ratio	6/30/18)

The Kinetics Spin-off and Corporate Restructuring Fund
No Load Class Actual – after expense reimbursement	$1,000.00	$1,135.50	1.45%	$7.68
No Load Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,017.61	1.45%	$7.25
Advisor Class A Actual – after expense reimbursement	$1,000.00	$1,135.00	1.50%	$7.94
Advisor Class A Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,017.36	1.50%	$7.50
Advisor Class C Actual – after expense reimbursement	$1,000.00	$1,130.80	2.25%	$11.89
Advisor Class C Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,013.64	2.25%	$11.23
Institutional Class Actual – after expense reimbursement	$1,000.00	$1,136.70	1.25%	$6.62
Institutional Class Hypothetical (5% return before expenses) – after expense reimbursement	$1,000.00	$1,018.60	1.25%	$6.26

Note :	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

*	Expenses are equal to the Fund’s annualized expense ratio after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Allocation of Portfolio Assets
June 30, 2018 (Unaudited)

The Kinetics Spin-off and Corporate Restructuring Fund

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Petroleum and Gas	$7,461,106	30.3%
Manufacturing	2,866,832	11.6%
Information	2,825,374	11.4%
Real Estate and Rental and Leasing	1,936,000	7.8%
Finance and Insurance	1,641,001	6.6%
Other Services (except Public Administration)	1,505,520	6.1%
Administrative and Support and Waste Management and Remediation Services	1,074,183	4.4%
Accommodation and Food Services	945,684	3.8%
Educational Services	879,150	3.6%
Management of Companies and Enterprises	802,978	3.3%
Transportation and Warehousing	491,568	2.0%
Mining, Quarrying, and Oil and Gas Extraction	21,428	0.1%

*	Excludes Short-Term Investments

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate
Restructuring Fund
Schedule of Investments — June 30, 2018 (Unaudited)

COMMON STOCKS — 90.97%	Shares	Value
Accommodation (except Hotels and Motels) – 3.83%
Civeo Corporation*	216,900	$945,684
Administrative and Support Services – 4.35%
PayPal Holdings, Inc.*	12,900	1,074,183
Asset Management – 5.17%
Associated Capital Group, Inc. — Class Ac	33,600	1,275,120
Beverage and Tobacco Product Manufacturing – 0.38%
Crimson Wine Group Limited*	10,000	92,500
Biotechnology – 0.04%
Rafael Holdings, Inc. — Class B*	1,000	9,190
Broadcasting (except Internet) – 8.00%
Cable One, Inc.	1,600	1,173,264
The E.W. Scripps Company — Class A	20,000	267,800
Liberty Media Corp.-Liberty SiriusXM — Class C*	6,000	272,160
TEGNA, Inc.	11,600	125,860
Tribune Media Company — Class A	3,500	133,945
		1,973,029
Cable Distributor – 1.23%
Liberty Broadband Corporation — Series A*	4,000	302,560
Chemical Manufacturing – 0.40%
Rayonier Advanced Materials, Inc.	5,800	99,122
Educational Services – 3.56%
Graham Holdings Company — Class B	1,500	879,150
Funds, Trusts, and Other Financial Vehicles – 1.27%
Capital Southwest Corporation	17,300	313,303
Healthcare – 2.58%
Halyard Health, Inc.*	10,600	606,850
Prestige Brands Holdings, Inc.*	797	30,589
		637,439

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate
Restructuring Fund
Schedule of Investments — June 30, 2018 (Unaudited) — (Continued)

	Shares	Value
Holding Company – 3.47%
Dundee Corporation — Class A*	42,900	$52,578
Icahn Enterprises LP	11,300	802,978
		855,556
Home Building Products – 0.86%
Masco Corporation	5,700	213,294
Lessors of Nonresidential Buildings (except Miniwarehouses) – 7.25%
The Howard Hughes Corporation*[c]	13,500	1,788,750
Machinery Manufacturing – 3.85%
The Manitowoc Company, Inc.*	8,025	207,527
Welbilt, Inc.*	33,300	742,923
		950,450
Media – 0.17%
Liberty Media Corp.-Liberty Braves — Class C*	1,590	41,117
Miscellaneous Manufacturing – 3.34%
CSW Industrials, Inc.*	15,600	824,459
Oil and Gas – 30.23%
Texas Pacific Land Trust[c]	10,730	7,461,106
Oil and Gas Extraction – 0.07%
Atlas Energy Group LLC*	313,600	18,032
Oilfield Services – 0.01%
Mammoth Energy Services, Inc.*	100	3,396
Publishing Industries (except Internet) – 1.37%
Gannett Company, Inc.	7,700	82,390
New Media Investment Group, Inc.	13,800	255,024
		337,414
Real Estate – 6.10%
DREAM Unlimited Corp. — Class A*[c]	204,000	1,505,520
Rental and Leasing Services – 0.56%
Hertz Global Holdings, Inc.*	9,000	138,060
Sporting Goods – 0.20%
Vista Outdoor, Inc.*	3,200	49,568

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate
Restructuring Fund
Schedule of Investments — June 30, 2018 (Unaudited) — (Continued)

	Shares	Value
Sports Entertainment – 0.69%
Liberty Media Corp.-Liberty Formula One — Class A*	4,850	$171,254
Water Transportation – 1.99%
A.P. Moeller-Maersk A/S — Class B — ADR	79,800	491,568
TOTAL COMMON STOCKS
(cost $14,530,357)		22,450,824

SHORT-TERM INVESTMENTS – 9.02%
Money Market Funds – 0.00%
Fidelity Institutional Government Portfolio — Class I, 1.77%[b]	783	783

	Principal
	Amount
U.S. Treasury Obligations – 9.02%
United States Treasury Bills
Maturity Date: 08/23/2018, Yield to Maturity 1.78%	$2,231,000	2,225,139
TOTAL SHORT-TERM INVESTMENTS
(cost $2,225,964)		2,225,922
TOTAL INVESTMENTS – 99.99%
(cost $16,756,321)		$24,676,746

Percentages are stated as a percent of net assets.
* — Non-income producing security.
[b] — The rate quoted is the annualized seven-day yield as of June 30, 2018.
[c] — Significant Investment — See note 6.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2018 (Unaudited)

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$138,572,700	$14,235,540
Receivable from Adviser	—	15,247
Receivable for Master Portfolio interest sold	38,106	—
Receivable for Fund shares sold	283	30,032
Prepaid expenses and other assets	33,964	29,273
Total Assets	138,645,053	14,310,092
LIABILITIES:
Payable for Master Portfolio interest purchased	—	30,032
Payable to Directors	3,522	337
Payable to Chief Compliance Officer	280	21
Payable for Fund shares repurchased	38,389	—
Payable for shareholder servicing fees	29,933	3,003
Payable for distribution fees	5,962	19,142
Accrued expenses and other liabilities	69,222	19,182
Total Liabilities	147,308	71,717
Net Assets	$138,497,745	$14,238,375
NET ASSETS CONSIST OF:
Paid in capital	$87,627,615	$11,310,017
Accumulated net investment loss	(222,082)	(93,188)
Accumulated net realized gain on investments and foreign currency	13,360,292	116,736
Net unrealized appreciation on:
Investments and foreign currency	37,731,920	2,904,810
Net Assets	$138,497,745	$14,238,375
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$133,495,832	$7,549,616
Shares outstanding	3,004,278	1,133,318
Net asset value per share (offering price and redemption price)	$44.44	$6.66
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$3,249,659	$1,236,874
Shares outstanding	77,523	186,023
Net asset value per share (redemption price)	$41.92	$6.65
Offering price per share ($41.92 divided by .9425 and $6.65 divided by .9425)	$44.48	$7.06
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$1,752,254	$5,451,885
Shares outstanding	46,694	869,385
Net asset value per share (offering price and redemption price)	$37.53	$6.27

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2018 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$846,354,311	$16,806,306
Receivable from Adviser	108,385	12,940
Receivable for Master Portfolio interest sold	—	6,733
Receivable for Fund shares sold	2,728,953	994
Prepaid expenses and other assets	62,805	25,468
Total Assets	849,254,454	16,852,441
LIABILITIES:
Payable for Master Portfolio interest purchased	2,377,640	—
Payable to Directors	17,916	410
Payable to Chief Compliance Officer	1,243	31
Payable for Fund shares repurchased	351,313	7,726
Payable for shareholder servicing fees	141,881	3,556
Payable for distribution fees	136,140	862
Accrued expenses and other liabilities	238,859	20,845
Total Liabilities	3,264,992	33,430
Net Assets	$845,989,462	$16,819,011
NET ASSETS CONSIST OF:
Paid in capital	$537,620,954	$11,760,625
Accumulated net investment income (loss)	(7,895,685)	166,942
Accumulated net realized gain (loss) on investments and foreign currency	(44,017,917)	723,842
Net unrealized appreciation on:
Investments and foreign currency	360,282,110	4,167,602
Net Assets	$845,989,462	$16,819,011
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$402,050,306	$14,723,791
Shares outstanding	7,347,551	601,998
Net asset value per share (offering price and redemption price)	$54.72	$24.46
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$118,631,116	$1,766,185
Shares outstanding	2,232,246	75,302
Net asset value per share (redemption price)	$53.14	$23.45
Offering price per share ($53.14 divided by .9425 and $23.45 divided by .9425)	$56.38	$24.88
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$126,281,163	$329,035
Shares outstanding	2,532,219	14,511
Net asset value per share (offering price and redemption price)	$49.87	$22.67
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$199,026,877	N/A
Shares outstanding	3,611,199	N/A
Net asset value per share (offering price and redemption price)	$55.11	N/A

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2018 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$299,604,098	$85,008,861
Receivable from Adviser	55,723	27,321
Receivable for Fund shares sold	1,717,970	12,845
Prepaid expenses and other assets	41,195	39,025
Total Assets	301,418,986	85,088,052
LIABILITIES:
Payable for Master Portfolio interest purchased	1,439,623	1,606
Payable to Directors	5,846	1,921
Payable to Chief Compliance Officer	280	136
Payable for Fund shares repurchased	278,348	11,239
Payable for shareholder servicing fees	52,704	15,878
Payable for distribution fees	11,846	16,961
Accrued expenses and other liabilities	82,350	37,256
Total Liabilities	1,870,997	84,997
Net Assets	$299,547,989	$85,003,055
NET ASSETS CONSIST OF:
Paid in capital	$247,126,641	$62,866,023
Accumulated net investment loss	(8,665,570)	(1,161,816)
Accumulated net realized gain (loss) on investments and foreign currency	(8,703,189)	501,792
Net unrealized appreciation on:
Investments and foreign currency	69,790,107	22,797,056
Net Assets	$299,547,989	$85,003,055
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$226,437,865	$55,539,704
Shares outstanding	3,747,211	2,039,179
Net asset value per share (offering price and redemption price)	$60.43	$27.24
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$10,957,677	$7,966,770
Shares outstanding	186,876	296,363
Net asset value per share (redemption price)	$58.64	$26.88
Offering price per share ($58.64 divided by .9425 and $26.88 divided by .9425)	$62.22	$28.52
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$9,137,431	$9,541,786
Shares outstanding	162,891	368,031
Net asset value per share (offering price and redemption price)	$56.10	$25.93
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$53,015,016	$11,954,795
Shares outstanding	862,958	433,251
Net asset value per share (offering price and redemption price)	$61.43	$27.59

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2018 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$20,332,227	$41,694,954
Receivable from Adviser	17,718	21,460
Receivable for Master Portfolio interest sold	105,318	4,419
Receivable for Fund shares sold	2,922	250
Prepaid expenses and other assets	44,350	35,960
Total Assets	20,502,535	41,757,043
LIABILITIES:
Payable to Directors	508	1,060
Payable to Chief Compliance Officer	39	93
Payable for Fund shares repurchased	108,241	4,669
Payable for shareholder servicing fees	2,020	4,663
Payable for distribution fees	3,813	24,635
Accrued expenses and other liabilities	23,131	30,425
Total Liabilities	137,752	65,545
Net Assets	$20,364,783	$41,691,498
NET ASSETS CONSIST OF:
Paid in capital	$22,631,930	$44,777,955
Accumulated net investment income	90,167	10,494
Accumulated net realized loss on investments, foreign currency and written options	(2,261,384)	(858,363)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	(108,085)	(2,238,588)
Written option contracts	12,155	—
Net Assets	$20,364,783	$41,691,498
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$4,497,070	$6,589,970
Shares outstanding	46,125	610,447
Net asset value per share (offering price and redemption price)	$97.50	$10.80
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$905,123	$3,551,677
Shares outstanding	9,412	330,623
Net asset value per share (redemption price)	$96.17	$10.74
Offering price per share ($96.17 divided by .9425 and $10.74 divided by .9425)	$102.04	$11.40
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$1,265,463	$7,818,771
Shares outstanding	13,710	735,523
Net asset value per share (offering price and redemption price)	$92.30	$10.63
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$13,697,127	$23,731,080
Shares outstanding	138,514	2,194,035
Net asset value per share (offering price and redemption price)	$98.89	$10.82

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statement of Assets & Liabilities — (Continued)
June 30, 2018 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
ASSETS:
Investments, at value(1)	$24,676,746
Receivable for Fund shares sold	1,100
Dividends and interest receivable	21,839
Prepaid expenses and other assets	32,579
Total Assets	24,732,264
LIABILITIES:
Payable to Adviser	17,793
Payable to Directors	564
Payable to Chief Compliance Officer	44
Payable for shareholder servicing fees	2,645
Payable for distribution fees	4,067
Accrued expenses and other liabilities	27,560
Total Liabilities	52,673
Net Assets	$24,679,591
(1) Cost of investments	$16,756,321
NET ASSETS CONSIST OF:
Paid in capital	$17,144,602
Accumulated net investment loss	(634,007)
Accumulated net realized gain on investments and foreign currency	248,571
Net unrealized appreciation on:
Investments and foreign currency	7,920,425
Net Assets	$24,679,591
CALCULATION OF NET ASSET VALUE PER SHARE - NO LOAD CLASS:
Net Assets	$11,695
Shares outstanding	925
Net asset value per share (offering price and redemption price)	$12.64
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS A:
Net Assets	$4,222,677
Shares outstanding	348,785
Net asset value per share (redemption price)	$12.11
Offering price per share ($12.11 divided by .9425)	$12.85
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS C:
Net Assets	$5,489,078
Shares outstanding	477,124
Net asset value per share (offering price and redemption price)	$11.50
CALCULATION OF NET ASSET VALUE PER SHARE - INSTITUTIONAL CLASS:
Net Assets	$14,956,141
Shares outstanding	1,232,056
Net asset value per share (offering price and redemption price)	$12.14

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2018 (Unaudited)

	The Internet	The Global
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$108,777	$28,934
Interest	394,374	47,604
Income from securities lending	—	589
Expenses allocated from Master Portfolio	(1,064,864)	(118,343)
Net investment loss from Master Portfolio	(561,713)	(41,216)
EXPENSES:
Distribution fees – Advisor Class A	4,825	1,726
Distribution fees – Advisor Class C	7,221	20,235
Shareholder servicing fees – Advisor Class A	4,825	1,726
Shareholder servicing fees – Advisor Class C	2,407	6,745
Shareholder servicing fees – No Load Class	185,378	9,728
Transfer agent fees and expenses	57,719	9,310
Reports to shareholders	14,823	2,085
Administration fees	31,436	3,816
Professional fees	13,183	4,415
Directors’ fees	7,247	697
Chief Compliance Officer fees	1,595	157
Registration fees	21,179	21,165
Fund accounting fees	4,110	395
Other expenses	2,577	214
Total expenses	358,525	82,414
Less, expense reimbursement	—	(77,614)
Net expenses	358,525	4,800
Net investment loss	(920,238)	(46,016)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	8,363,936	118,348
Net change in unrealized depreciation of:
Investments and foreign currency	(32,663,657)	(1,202,365)
Net loss on investments	(24,299,721)	(1,084,017)
Net decrease in net assets resulting from operations	$(25,219,959)	$(1,130,033)
† Net of foreign taxes withheld of:	$1,754	$5,513

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$2,925,259	$272,448
Interest	578,647	1,463
Income from securities lending	5,394	2,057
Expenses allocated from Master Portfolio	(5,357,073)	(130,759)
Net investment income (loss) from Master Portfolio	(1,847,773)	145,209
EXPENSES:
Distribution fees - Advisor Class A	138,004	3,129
Distribution fees - Advisor Class C	453,865	1,359
Shareholder servicing fees - Advisor Class A	138,004	3,129
Shareholder servicing fees - Advisor Class C	151,288	453
Shareholder servicing fees - No Load Class	446,018	19,243
Shareholder servicing fees - Institutional Class	197,269	—
Transfer agent fees and expenses	101,605	11,092
Reports to shareholders	62,372	2,425
Administration fees	158,845	3,641
Professional fees	49,292	4,573
Directors’ fees	33,325	792
Chief Compliance Officer fees	7,275	171
Registration fees	30,082	21,082
Fund accounting fees	19,321	469
Other expenses	15,276	380
Total expenses	2,001,841	71,938
Less, expense waiver for Institutional Class shareholder servicing fees	(147,952)	—
Less, expense reimbursement	(375,123)	(71,302)
Net expenses	1,478,766	636
Net investment income (loss)	(3,326,539)	144,573
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	76,764,077	790,653
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	22,995,987	(1,572,881)
Net gain (loss) on investments	99,760,064	(782,228)
Net increase (decrease) in net assets resulting from operations	$96,433,525	$(637,655)
† Net of foreign taxes withheld of:	$73,790	$16,583

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,172,894	$233,988
Interest	399,086	255,481
Income from securities lending	327	596
Expenses allocated from Master Portfolio	(1,674,053)	(582,665)
Net investment loss from Master Portfolio	(101,746)	(92,600)
EXPENSES:
Distribution fees – Advisor Class A	14,091	9,370
Distribution fees – Advisor Class C	32,715	33,335
Shareholder servicing fees – Advisor Class A	14,091	9,370
Shareholder servicing fees – Advisor Class C	10,905	11,111
Shareholder servicing fees – No Load Class	231,428	68,365
Shareholder servicing fees – Institutional Class	40,920	11,729
Transfer agent fees and expenses	31,133	17,899
Reports to shareholders	19,613	7,172
Administration fees	49,525	17,778
Professional fees	17,162	8,570
Directors’ fees	10,057	3,827
Chief Compliance Officer fees	2,100	845
Registration fees	26,308	23,949
Fund accounting fees	5,682	2,149
Other expenses	4,224	1,198
Total expenses	509,954	226,667
Less, expense waiver for Institutional Class shareholder servicing fees	(30,690)	(8,796)
Less, expense reimbursement	(129,742)	(90,550)
Net expenses	349,522	127,321
Net investment loss	(451,268)	(219,921)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	532,718	2,155,627
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	38,360,365	(613,344)
Net gain on investments	38,893,083	1,542,283
Net increase in net assets resulting from operations	$38,441,815	$1,322,362
† Net of foreign taxes withheld of:	$38,728	$10,910

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$49,377	$221,738
Interest	118,093	1,040,939
Income from securities lending	—	7,271
Expenses allocated from Master Portfolio	(118,280)	(322,993)
Net investment income from Master Portfolio	49,190	946,955
EXPENSES:
Distribution fees - Advisor Class A	1,345	4,916
Distribution fees - Advisor Class C	5,195	27,556
Shareholder servicing fees - Advisor Class A	1,345	4,916
Shareholder servicing fees - Advisor Class C	1,732	9,185
Shareholder servicing fees - No Load Class	6,495	8,910
Shareholder servicing fees - Institutional Class	14,473	27,860
Transfer agent fees and expenses	12,038	14,470
Reports to shareholders	3,095	4,967
Administration fees	5,363	11,626
Professional fees	4,760	6,085
Directors’ fees	925	1,724
Chief Compliance Officer fees	195	411
Registration fees	27,394	23,712
Fund accounting fees	544	1,194
Other expenses	492	1,441
Total expenses	85,391	148,973
Less, expense waiver for Institutional Class shareholder servicing fees	(10,855)	(20,895)
Less, expense reimbursement	(95,644)	(101,754)
Net expenses	(21,108)	26,324
Net investment income	70,298	920,631
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(516)	(36,404)
Written option contracts expired or closed	(49,440)	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(53,469)	(876,854)
Written option contracts	4,390	—
Net loss on investments	(99,035)	(913,258)
Net increase (decrease) in net assets resulting from operations	$(28,737)	$7,373

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
INVESTMENT INCOME:
Dividends†	$105,371
Interest	23,055
Total investment income	128,426
Expenses:
Distribution fees – Advisor Class A	5,243
Distribution fees – Advisor Class C	20,473
Shareholder servicing fees – Advisor Class A	5,243
Shareholder servicing fees – Advisor Class C	6,824
Shareholder servicing fees – No Load Class	13
Shareholder servicing fees – Institutional Class	14,316
Transfer agent fees and expenses	12,262
Reports to shareholders	1,129
Administration fees	6,098
Professional fees	10,585
Directors’ fees	1,447
Chief Compliance Officer fees	215
Registration fees	2,744
Fund accounting fees	3,545
Investment advisory fees	119,903
Custodian fees and expenses	4,925
Other expenses	131
Total expenses	215,096
Less, expense waiver for Institutional Class shareholder servicing fees	(10,737)
Less, expense reimbursement	(21,929)
Net expenses	182,430
Net investment loss	(54,004)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
Investments and foreign currency	172,534
Net change in unrealized appreciation of:
Investments and foreign currency	2,937,592
Net gain on investments	3,110,126
Net increase in net assets resulting from operations	$3,056,122
† Net of foreign taxes withheld of:	$1,709

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:
Net investment income (loss)	$(920,238)	$982,169	$(46,016)	$140,344
Net realized gain on sale of investments and foreign currency	8,363,936	26,950,019	118,348	1,161,004
Reimbursement by Affiliate	—	422	—	—
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(32,663,657)	32,196,353	(1,202,365)	3,026,419
Net increase (decrease) in net assets resulting from operations	(25,219,959)	60,128,963	(1,130,033)	4,327,767
DISTRIBUTIONS TO SHAREHOLDERS –NO LOAD CLASS:
Net investment income	—	—	—	(105,961)
Net realized gains	—	(25,520,599)	—	(606,497)
Total distributions	—	(25,520,599)	—	(712,458)
DISTRIBUTIONS TO SHAREHOLDERS –ADVISOR CLASS A:
Net investment income	—	—	—	(18,535)
Net realized gains	—	(701,439)	—	(109,467)
Total distributions	—	(701,439)	—	(128,002)
DISTRIBUTIONS TO SHAREHOLDERS –ADVISOR CLASS C:
Net investment income	—	—	—	(52,170)
Net realized gains	—	(327,682)	—	(415,034)
Total distributions	—	(327,682)	—	(467,204)
CAPITAL SHARE TRANSACTIONS –NO LOAD CLASS:
Proceeds from shares sold	13,455,320	13,869,121	941,538	4,438,066
Redemption fees	52,651	9,591	4,658	640
Proceeds from shares issued to holders in reinvestment of dividends	—	25,016,016	—	703,941
Cost of shares redeemed	(17,893,821)	(19,722,027)	(1,373,464)	(3,673,657)
Net increase (decrease) in net assets resulting from capital share transactions	(4,385,850)	19,172,701	(427,268)	1,468,990
CAPITAL SHARE TRANSACTIONS –ADVISOR CLASS A:
Proceeds from shares sold	967,723	1,993,592	131,320	1,394,573
Redemption fees	2,598	663	75	6,708
Proceeds from shares issued to holders in reinvestment of dividends	—	620,514	—	109,578
Cost of shares redeemed	(1,257,276)	(776,608)	(304,250)	(495,581)
Net increase (decrease) in net assets resulting from capital share transactions	(286,955)	1,838,161	(172,855)	1,015,278

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
CAPITAL SHARE TRANSACTIONS –ADVISOR CLASS C:
Proceeds from shares sold	$549,336	$832,414	$352,631	$2,370,433
Redemption fees	277	916	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	317,411	—	450,731
Cost of shares redeemed	(311,153)	(145,331)	(26,827)	(228,255)
Net increase in net assets resulting from capital share transactions	238,460	1,005,410	325,804	2,592,909
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(29,654,304)	55,595,515	(1,404,352)	8,097,280
NET ASSETS:
Beginning of period	168,152,049	112,556,534	15,642,727	7,545,447
End of period*	$138,497,745	$168,152,049	$14,238,375	$15,642,727
* Including undistributed net investment income (loss) of:	$(222,082)	$698,156	$(93,188)	$(47,172)
CHANGES IN SHARES OUTSTANDING – NO LOAD CLASS:
Shares sold	266,334	239,537	134,363	670,595
Shares issued in reinvestments of dividends and distributions	—	484,056	—	99,427
Shares redeemed	(369,175)	(411,798)	(200,005)	(586,998)
Net increase (decrease) in shares outstanding	(102,841)	311,795	(65,642)	183,024
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS A:
Shares sold	20,644	38,254	18,637	218,380
Shares issued in reinvestments of dividends and distributions	—	12,715	—	15,477
Shares redeemed	(28,062)	(17,221)	(45,485)	(80,469)
Net increase (decrease) in shares outstanding	(7,418)	33,748	(26,848)	153,388
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS C:
Shares sold	12,833	17,566	54,174	407,943
Shares issued in reinvestments of dividends and distributions	—	7,244	—	67,374
Shares redeemed	(7,894)	(3,436)	(4,261)	(40,660)
Net increase in shares outstanding	4,939	21,374	49,913	434,657

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:
Net investment income (loss)	$(3,326,539)	$(6,776,233)	$144,573	$164,870
Net realized gain on sale of investments and foreign currency	76,764,077	116,233,814	790,653	2,350,183
Net change in unrealized appreciation (depreciation) of investments and foreign currency	22,995,987	70,690,428	(1,572,881)	(424,529)
Net increase (decrease) in net assets resulting from operations	96,433,525	180,148,009	(637,655)	2,090,524
DISTRIBUTIONS TO SHAREHOLDERS –NO LOAD CLASS:
Net investment income	—	—	—	(141,468)
Net realized gains	—	—	—	(2,136,625)
Total distributions	—	—	—	(2,278,093)
DISTRIBUTIONS TO SHAREHOLDERS – ADVISOR CLASS A:
Net investment income	—	—	—	(19,097)
Net realized gains	—	—	—	(416,218)
Total distributions	—	—	—	(435,315)
DISTRIBUTIONS TO SHAREHOLDERS – ADVISOR CLASS C:
Net investment income	—	—	—	—
Net realized gains	—	—	—	(54,651)
Total distributions	—	—	—	(54,651)
CAPITAL SHARE TRANSACTIONS – NO LOAD CLASS:
Proceeds from shares sold	48,327,244	44,431,611	174,512	369,030
Redemption fees	3,498	9,270	600	438
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	2,244,865
Cost of shares redeemed	(29,648,761)	(119,870,442)	(979,102)	(3,553,923)
Net increase (decrease) in net assets resulting from capital share transactions	18,681,981	(75,429,561)	(803,990)	(939,590)
CAPITAL SHARE TRANSACTIONS –ADVISOR CLASS A:
Proceeds from shares sold	8,947,080	8,957,538	36,955	248,099
Redemption fees	354	734	—	6
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	409,945
Cost of shares redeemed	(12,087,068)	(30,363,497)	(1,164,952)	(1,258,535)
Net decrease in net assets resulting from capital share transactions	(3,139,634)	(21,405,225)	(1,127,997)	(600,485)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS C:
Proceeds from shares sold	$1,822,055	$2,792,488	$2,524	$52,217
Redemption fees	—	2,133	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	34,720
Cost of shares redeemed	(9,205,583)	(23,266,717)	(43,086)	(109,191)
Net decrease in net assets resulting from capital share transactions	(7,383,528)	(20,472,096)	(40,562)	(22,254)
CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS:
Proceeds from shares sold	24,627,362	49,616,717	N/A	N/A
Redemption fees	36	2,714	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	—	N/A	N/A
Cost of shares redeemed	(58,064,169)	(161,237,337)	N/A	N/A
Net decrease in net assets resulting from capital share transactions	(33,436,771)	(111,617,906)	N/A	N/A
TOTAL INCREASE (DECREASE) IN NET ASSETS:	71,155,573	(48,776,779)	(2,610,204)	(2,239,864)
NET ASSETS:
Beginning of period	774,833,889	823,610,668	19,429,215	21,669,079
End of period*	$845,989,462	$774,833,889	$16,819,011	$19,429,215
* Including undistributed net investment income (loss) of:	$(7,895,685)	$(4,569,146)	$166,942	$22,369
CHANGES IN SHARES OUTSTANDING – NO LOAD CLASS:
Shares sold	908,760	1,066,897	6,773	13,162
Shares issued in reinvestments of dividends and distributions	—	—	—	88,242
Shares redeemed	(580,386)	(2,999,016)	(38,767)	(126,969)
Net increase (decrease) in shares outstanding	328,374	(1,932,119)	(31,994)	(25,565)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
CHANGES IN SHARES OUTSTANDING –ADVISOR CLASS A:
Shares sold	$175,181	$222,108	$1,512	$8,935
Shares issued in reinvestments of dividends and distributions	—	—	—	16,780
Shares redeemed	(241,850)	(755,960)	(48,945)	(46,381)
Net decrease in shares outstanding	(66,669)	(533,852)	(47,433)	(20,666)
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS C:
Shares sold	38,169	75,564	103	2,016
Shares issued in reinvestments of dividends and distributions	—	—	—	1,467
Shares redeemed	(196,217)	(613,780)	(1,857)	(4,125)
Net decrease in shares outstanding	(158,048)	(538,216)	(1,754)	(642)
CHANGES IN SHARES OUTSTANDING –INSTITUTIONAL CLASS:
Shares sold	465,804	1,214,145	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	—	N/A	N/A
Shares redeemed	(1,146,552)	(4,090,122)	N/A	N/A
Net decrease in shares outstanding	(680,748)	(2,875,977)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:
Net investment income (loss)	$(451,268)	$(1,367,022)	$(219,921)	$363,427
Net realized gain on sale of investments and foreign currency	532,718	15,142,437	2,155,627	7,024,052
Net change in unrealized appreciation (depreciation) of investments and foreign currency	38,360,365	25,743,329	(613,344)	13,982,989
Net increase in net assets resulting from operations	38,441,815	39,518,744	1,322,362	21,370,468
DISTRIBUTIONS TO SHAREHOLDERS – NO LOAD CLASS:
Net investment income	—	—	—	(323,879)
Total distributions	—	—	—	(323,879)
DISTRIBUTIONS TO SHAREHOLDERS – ADVISOR CLASS A:
Net investment income	—	—	—	(38,468)
Total distributions	—	—	—	(38,468)
DISTRIBUTIONS TO SHAREHOLDERS – ADVISOR CLASS C:
Net investment income	—	—	—	(17,693)
Total distributions	—	—	—	(17,693)
DISTRIBUTIONS TO SHAREHOLDERS – INSTITUTIONAL CLASS:
Net investment income	—	—	—	(80,207)
Total distributions	—	—	—	(80,207)
CAPITAL SHARE TRANSACTIONS – NO LOAD CLASS:
Proceeds from shares sold	83,424,083	5,823,148	8,945,695	5,965,626
Redemption fees	68,579	1,091	20,217	1,131
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	321,648
Cost of shares redeemed	(19,391,494)	(33,621,459)	(5,676,499)	(2,056,025)
Net increase (decrease) in net assets resulting from capital share transactions	64,101,168	(27,797,220)	3,289,413	4,232,380

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS A:
Proceeds from shares sold	$685,460	$890,057	$1,804,368	$3,106,373
Redemption fees	1	68	384	17
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	34,324
Cost of shares redeemed	(3,279,949)	(5,565,578)	(1,483,230)	(2,088,142)
Net increase (decrease) in net assets resulting from capital share transactions	(2,594,488)	(4,675,453)	321,522	1,052,572
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS C:
Proceeds from shares sold	786,416	236,039	1,966,399	2,156,163
Redemption fees	61	—	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	16,105
Cost of shares redeemed	(1,160,038)	(2,296,457)	(684,884)	(576,992)
Net increase (decrease) in net assets resulting from capital share transactions	(373,561)	(2,060,418)	1,281,515	1,595,276
CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS:
Proceeds from shares sold	39,959,828	11,570,347	4,259,666	7,213,450
Redemption fees	98	206	2,915	3,507
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	78,499
Cost of shares redeemed	(21,331,567)	(40,291,007)	(2,696,317)	(1,432,381)
Net increase (decrease) in net assets resulting from capital share transactions	18,628,359	(28,720,454)	1,566,264	5,863,075
TOTAL INCREASE (DECREASE) IN NET ASSETS:	118,203,293	(23,734,801)	7,781,076	33,653,524
NET ASSETS:
Beginning of period	181,344,696	205,079,497	77,221,979	43,568,455
End of period*	$299,547,989	$181,344,696	$85,003,055	$77,221,979
* Including undistributed net investment loss of:	$(8,665,570)	$(8,214,302)	$(1,161,816)	$(941,895)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
CHANGES IN SHARES OUTSTANDING – NO LOAD CLASS:
Shares sold	$1,475,494	$133,314	$328,042	$240,026
Shares issued in reinvestments of dividends and distributions	—	—	—	12,142
Shares redeemed	(342,137)	(781,891)	(208,936)	(94,372)
Net increase (decrease) in shares outstanding	1,133,357	(648,577)	119,106	157,796
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS A:
Shares sold	11,989	20,307	67,445	134,566
Shares issued in reinvestments of dividends and distributions	—	—	—	1,310
Shares redeemed	(60,726)	(130,908)	(57,232)	(100,805)
Net increase (decrease) in shares outstanding	(48,737)	(110,601)	10,213	35,071
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS C:
Shares sold	15,169	5,891	75,986	93,535
Shares issued in reinvestments of dividends and distributions	—	—	—	636
Shares redeemed	(22,580)	(56,617)	(26,710)	(28,312)
Net increase (decrease) in shares outstanding	(7,411)	(50,726)	49,276	65,859
CHANGES IN SHARES OUTSTANDING – INSTITUTIONAL CLASS:
Shares sold	682,733	263,166	153,249	311,032
Shares issued in reinvestments of dividends and distributions	—	—	—	2,927
Shares redeemed	(348,189)	(962,015)	(98,192)	(67,182)
Net increase (decrease) in shares outstanding	334,544	(698,849)	55,057	246,777

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative Income Fund		The Multi- Disciplinary Income Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:
Net investment income	$70,298	$37,594	$920,631	$2,190,155
Net realized gain (loss) on sale of investments, foreign currency and written options and distributions received from other investment companies	(49,956)	829,417	(36,404)	508,100
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(49,079)	(227,788)	(876,854)	315,183
Net increase (decrease) in net assets resulting from operations	(28,737)	639,223	7,373	3,013,438
DISTRIBUTIONS TO SHAREHOLDERS –NO LOAD CLASS:
Net investment income	—	—	(150,327)	(293,689)
Total distributions	—	—	(150,327)	(293,689)
DISTRIBUTIONS TO SHAREHOLDERS –ADVISOR CLASS A:
Net investment income	—	—	(76,239)	(213,170)
Total distributions	—	—	(76,239)	(213,170)
DISTRIBUTIONS TO SHAREHOLDERS – ADVISOR CLASS C:
Net investment income	—	—	(139,144)	(262,131)
Total distributions	—	—	(139,144)	(262,131)
DISTRIBUTIONS TO SHAREHOLDERS – INSTITUTIONAL CLASS:
Net investment income	—	(31,226)	(591,887)	(1,366,421)
Total distributions	—	(31,226)	(591,887)	(1,366,421)
CAPITAL SHARE TRANSACTIONS – NO LOAD CLASS:
Proceeds from shares sold	1,563,577	2,783,461	1,094,256	3,890,740
Redemption fees	693	819	—	455
Proceeds from shares issued to holders in reinvestment of dividends	—	—	144,264	277,189
Cost of shares redeemed	(2,025,290)	(3,604,721)	(1,476,814)	(4,053,501)
Net increase (decrease) in net assets resulting from capital share transactions	(461,020)	(820,441)	(238,294)	114,883

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative Income Fund		The Multi- Disciplinary Income Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS A:
Proceeds from shares sold	$69,704	$1,651,244	$547,913	$2,068,915
Redemption fees	—	78	—	120
Proceeds from shares issued to holders in reinvestment of dividends	—	—	68,047	177,261
Cost of shares redeemed	(658,675)	(2,663,363)	(1,623,837)	(4,603,923)
Net decrease in net assets resulting from capital share transactions	(588,971)	(1,012,041)	(1,007,877)	(2,357,627)
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS C:
Proceeds from shares sold	50,191	176,934	1,429,720	3,044,872
Proceeds from shares issued to holders in reinvestment of dividends	—	—	121,250	243,911
Cost of shares redeemed	(290,253)	(327,819)	(562,958)	(4,144,246)
Net increase (decrease) in net assets resulting from capital share transactions	(240,062)	(150,885)	988,012	(855,463)
CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS:
Proceeds from shares sold	1,026,384	4,510,618	2,816,159	11,448,169
Redemption fees	2	497	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	31,187	588,212	1,361,419
Cost of shares redeemed	(2,333,893)	(8,102,698)	(9,505,366)	(61,206,726)
Net decrease in net assets resulting from capital share transactions	(1,307,507)	(3,560,396)	(6,100,995)	(48,397,138)
TOTAL DECREASE IN NET ASSETS:	(2,626,297)	(4,935,766)	(7,309,378)	(50,617,318)
NET ASSETS:
Beginning of period	22,991,080	27,926,846	49,000,876	99,618,194
End of period*	$20,364,783	$22,991,080	$41,691,498	$49,000,876
* Including undistributed net investment income of:	$90,167	$19,869	$10,494	$47,460

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative Income Fund		The Multi- Disciplinary Income Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
CHANGES IN SHARES OUTSTANDING – NO LOAD CLASS:
Shares sold	$16,049	$28,909	$99,392	351,176
Shares issued in reinvestments of dividends and distributions	—	—	13,362	25,155
Shares redeemed	(20,840)	(37,382)	(135,283)	(365,175)
Net decrease in shares outstanding	(4,791)	(8,473)	(22,529)	11,156
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS A:
Shares sold	728	17,311	50,061	187,839
Shares issued in reinvestments of dividends and distributions	—	—	6,332	16,178
Shares redeemed	(6,895)	(27,761)	(148,955)	(417,326)
Net decrease in shares outstanding	(6,167)	(10,450)	(92,562)	(213,309)
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS C:
Shares sold	542	1,923	132,867	278,685
Shares issued in reinvestments of dividends and distributions	—	—	11,401	22,473
Shares redeemed	(3,152)	(3,559)	(52,377)	(379,376)
Net increase (decrease) in shares outstanding	(2,610)	(1,636)	91,891	(78,218)
CHANGES IN SHARES OUTSTANDING – INSTITUTIONAL CLASS:
Shares sold	10,426	46,069	256,151	1,031,652
Shares issued in reinvestments of dividends and distributions	—	316	54,379	123,315
Shares redeemed	(23,702)	(82,531)	(870,369)	(5,520,986)
Net decrease in shares outstanding	(13,276)	(36,146)	(559,839)	(4,366,019)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statement of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and Corporate Restructuring Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Period Ended December 31, 2017#	For the Year Ended April 30, 2017
OPERATIONS:
Net investment income (loss)	$(54,004)	$(47,508)	$68,414
Net realized gain (loss) on sale of investments and foreign currency	172,534	(741,847)	2,119,392
Net change in unrealized appreciation of investments and foreign currency	2,937,592	3,468,089	1,761,869
Net increase in net assets resulting from operations	3,056,122	2,678,734	3,949,675
DISTRIBUTIONS TO SHAREHOLDERS – ADVISOR CLASS A:
Net investment income	—	(300)	—
Net realized gains	—	(164,894)	(98,796)
Total distributions	—	(165,194)	(98,796)
DISTRIBUTIONS TO SHAREHOLDERS – ADVISOR CLASS C:
Net investment income	—	—	—
Net realized gains	—	(219,845)	(112,198)
Total distributions	—	(219,845)	(112,198)
DISTRIBUTIONS TO SHAREHOLDERS – INSTITUTIONAL CLASS:
Net investment income	—	(46,299)	—
Net realized gains	—	(534,620)	(234,363)
Total distributions	—	(580,919)	(234,363)
CAPITAL SHARE TRANSACTIONS – NO LOAD CLASS(1):
Proceeds from shares sold	—	10,000	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	—	N/A
Cost of shares redeemed	—	—	N/A
Net increase in net assets resulting from capital share transactions	—	10,000	N/A
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS A:
Proceeds from shares sold	19,303	279,270	519,984
Proceeds from shares issued to holders in reinvestment of dividends	—	161,908	97,422
Cost of shares redeemed	(651,515)	(1,057,741)	(2,893,486)
Net decrease in net assets resulting from capital share transactions	(632,212)	(616,563)	(2,276,080)
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS C:
Proceeds from shares sold	—	242	167,241
Proceeds from shares issued to holders in reinvestment of dividends	—	219,361	112,097
Cost of shares redeemed	(708,811)	(800,895)	(1,715,649)
Net decrease in net assets resulting from capital share transactions	(708,811)	(581,292)	(1,436,311)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and Corporate Restructuring Fund
	For the Period Ended June 30, 2018 (Unaudited)	For the Period Ended December 31, 2017#	For the Year Ended April 30, 2017
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	$183,347	$2,918,080	$1,052,025
Redemption fees	—	31	—
Proceeds from shares issued to holders in reinvestment of dividends	—	501,434	231,186
Cost of shares redeemed	(1,127,733)	(2,318,318)	(15,334,344)
Net increase (decrease) in net assets resulting from capital share transactions	(944,386)	1,101,227	(14,051,133)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	$770,713	$1,626,148	$(14,259,206)
NET ASSETS:
Beginning of period	23,908,878	22,282,730	36,541,936
End of period*	$24,679,591	$23,908,878	$22,282,730
* Including undistributed net investment loss of:	$(634,007)	$(580,003)	$(533,370)
CHANGES IN SHARES OUTSTANDING – NO LOAD CLASS(1):
Shares sold	—	925	N/A
Shares issued in reinvestment of dividends and distributions	—	—	N/A
Shares redeemed	—	—	N/A
Net increase in shares outstanding	—	925	N/A
CHANGES IN SHARES OUTSTANDING –ADVISOR CLASS A:
Shares sold	1,739	26,603	56,647
Shares issued in reinvestments of dividends and distributions	—	15,217	10,064
Shares redeemed	(58,167)	(103,280)	(311,752)
Net decrease in shares outstanding	(56,428)	(61,460)	(245,041)
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS C:
Shares sold	—	24	18,841
Shares issued in reinvestments of dividends and distributions	—	21,612	12,028
Shares redeemed	(66,031)	(80,502)	(190,922)
Net decrease in shares outstanding	(66,031)	(58,866)	(160,053)
CHANGES IN SHARES OUTSTANDING –INSTITUTIONAL CLASS:
Shares sold	15,949	270,805	113,358
Shares issued in reinvestments of dividends and distributions	—	47,083	23,833
Shares redeemed	(99,167)	(223,137)	(1,752,462)
Net increase (decrease) in shares outstanding	(83,218)	94,751	(1,615,271)

#	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1)	No Load Class shares of the Spin-off Fund commenced operations on December 11, 2017.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements
June 30, 2018 (Unaudited)

1. Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Alternative Income Fund (“Alternative Income”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-off Fund). The Spin-off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-off Fund, was known as Horizon Spin-off and Corporate Restructuring a series of Investment Managers Series Trust. Each series, except the Spin-off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.

On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, June 29, 2007, with respect to Alternative Income, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2018, is as follows:

Interest in
Master Portfolio
The Internet Fund	99.982%
The Global Fund	99.931%
The Paradigm Fund	97.952%
The Medical Fund	99.797%
The Small Cap Opportunities Fund	99.978%
The Market Opportunities Fund	99.969%
The Alternative Income Fund	99.388%
The Multi-Disciplinary Income Fund	99.574%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2018, each of the Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2018, each of the Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

As of June 30, 2018, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of June 30, 2018, the Paradigm, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

Each class of shares for each Feeder Fund and the Spin-off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2. Significant Accounting Policies

Security Valuation
Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and Spinoff Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2018, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at June 30, 2018.

Bitcoin
The Master Portfolios and Spin-off Fund may invest in a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments. At June 30, 2018, 13.2%, 9.4%, 1.9%, 0.9%, and 6.0% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non qualifying income under subchapter M of the Internal Revenue Code.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. As the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

As bitcoins have grown in both popularity and market size, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

Repurchase Agreements
Each Master Portfolio and the Spin-off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-off Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-off Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-off Fund may be delayed or limited.

Written Options
The Master Portfolios and Spin-off Fund may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio or Spin-off Fund writes an option, an amount equal to the premium received by the Master Portfolio or Spin-off Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio and Spin-off Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio and Spin-off Fund enters into a closing purchase transaction, the Master Portfolio and Spin-off Fund realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio and Spin-off Fund realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio and Spin-off Fund are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios and Spin-off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-off Fund, foreign currency transactions are translated into U.S. dollars on the following basis:

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

(i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios and Spin-off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-off Fund’s Adviser under the supervision of the Board of Trustees. At June 30, 2018, the following Master Portfolios and Spin-off Fund held securities restricted to institutional investors (144A securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$11,758,879	28.08%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio and Spin-off Fund has valued the investment. At June 30, 2018, the following Master Portfolios and Spin-off Fund held illiquid securities:

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

			Percentage of
		Market Value	Net Assets
The Internet Portfolio	$	—*	0.00%
The Paradigm Portfolio		—*	0.00%
The Multi-Disciplinary Income Portfolio		209,736	0.50%

*	Amount is less than $0.50

When-Issued Securities
The Master Portfolios and Spin-off Fund may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios and Spin-off Fund maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio and Spin-off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio and Spin-off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-off Fund (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spin-off Fund receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.

The consolidated financial statements include the accounts of Cayman, Ltd., Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio, Paradigm Portfolio, and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”), avoiding bad income generation by indirectly making commodities-related investments. These investments would not generate qualifying income if they were made directly by the RIC. Section 851(b) of the Internal Revenue Code provides that income earned by a CFC or controlled subsidiary, such as the Subsidiaries, will be treated as qualifying income for a RIC provided the Subsidiaries distribute those earnings out to the RIC each year. If the IRS were to determine that income derived from a Master Portfolio’s investment in its Subsidiaries do not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

event, a Feeder Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2018, open tax years include the tax years ended December 31, 2014 through December 31, 2017. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets. The Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least May 1, 2019. The Adviser may discontinue the waiver/reimbursement at any time after May 1, 2019; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the funds:

	The Internet	The Global
	Fund	Fund
No Load Class	1.89%	1.39%
Class A	2.14%	1.64%
Class C	2.64%	2.14%

	The Paradigm	The Medical
	Fund	Fund
No Load Class	1.64%	1.39%
Class A	1.89%	1.64%
Class C	2.39%	2.14%
Institutional Class	1.44%	N/A

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
No Load Class	1.64%	1.64%
Class A	1.89%	1.89%
Class C	2.39%	2.39%
Institutional Class	1.44%	1.44%

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund
No Load Class	0.95%	1.49%
Class A	1.20%	1.74%
Class C	1.70%	2.24%
Institutional Class	0.75%	1.29%

The
Spin-off
Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

For the period ended June 30, 2018, the rate earned by the Adviser from the Master Portfolios and Spin-off Fund and the waived fees/reimbursed expenses for the Funds are as follows:

	The Internet	The Global
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$—	$77,614

	The Paradigm	The Medical
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$375,123	$71,302
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$147,952	N/A

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$129,742	$90,550
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$30,690	$8,796

	The Alternative	The Multi-
	Income	Disciplinary Income
	Fund	Fund
Annual Advisory Rate	0.90%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$95,644	$101,754
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$10,855	$20,895

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

The
Spin-off
Fund
Annual Advisory Rate	1.00%
Expenses Reimbursed by Adviser through voluntary waiver	$22,068
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$10,737

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Funds’ average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Funds’ average daily net assets attributable to Institutional Class shares until at least May 1, 2019. For the period ended June 30, 2018, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds.

Shareholder Servicing
Expenses for the
period ended
June 30, 2018
The Internet Fund	$ 192,610
The Global Fund	18,199
The Paradigm Fund	932,579
The Medical Fund	22,825
The Small Cap Opportunities Fund	297,344
The Market Opportunities Fund	100,575
The Alternative Income Fund	24,045
The Multi-Disciplinary Income Fund	50,871
The Spin-off Fund	26,396

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.

For the period ended June 30, 2018, the Funds were allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”). One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the period ended June 30, 2018, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for
	the period ended
	June 30, 2018
	Advisor Class A	Advisor Class C
The Internet Fund	$4,825	$7,221
The Global Fund	1,726	20,235
The Paradigm Fund	138,004	453,865
The Medical Fund	3,129	1,359
The Small Cap Opportunities Fund	14,091	32,715
The Market Opportunities Fund	9,370	33,335
The Alternative Income Fund	1,345	5,195
The Multi-Disciplinary Income Fund	4,916	27,556
The Spin-off Fund	5,243	20,473

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales
Load Fees for the
period ended
June 30, 2018
The Internet Fund	$3,104
The Global Fund	529
The Paradigm Fund	9,446
The Medical Fund	152
The Small Cap Opportunities Fund	1,567
The Market Opportunities Fund	2,857
The Alternative Income Fund	115
The Multi-Disciplinary Income Fund	50
The Spin-off Fund	3

4. Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2017, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE/(DECREASE)
	Accumulated
	Net	Accumulated
	Investment	Net Realized
	Income	Gain	Paid In
	(Loss)	(Loss)	Capital
The Internet Fund	$(53,481)	$(1,545,661)	$1,599,142
The Global Fund	3,909	(27,167)	23,258
The Paradigm Fund	9,500,739	306,151,762	(315,652,501)
The Medical Fund	(4,098)	(309,285)	313,383
The Small Cap Opportunities Fund	(342,356)	68,374,000	(68,031,644)
The Market Opportunities Fund	15,576	86,051	(101,627)
The Alternative Income Fund	—	2,332,239	(2,332,239)
The Multi-Disciplinary Income Fund	(45,190)	45,190	—
The Spin-off Fund	47,474	130,199	(177,673)

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

5. Income Taxes

At December 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Medical
Net Unrealized Appreciation	$70,211,674	$4,057,955	$330,556,479	$5,673,672
Undistributed Ordinary Income	923,868	—	—	22,369
Undistributed Long-Term Capital Gains	5,180,259	470	—	—
Total Distributable Earnings	$6,104,127	$470	$—	$22,369
Other Accumulated Loss	(225,712)	(34)	(118,621,496)	—
Total Accumulated Gain	$76,090,089	$4,058,391	$211,934,983	$5,696,041

				Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Net Unrealized Appreciation (Depreciation)	$25,516,640	$22,573,152	$(54,632)	$(696,099)
Undistributed Ordinary Income	—	137,697	19,869	47,460
Undistributed Long-Term Capital Gains	—	—	—	—
Total Distributable Earnings	$—	$137,697	$19,869	$47,460
Other Accumulated Loss	(11,537,107)	(1,896,179)	(2,203,647)	(1,487,594)
Total Accumulated Gain (Loss)	$13,979,533	$20,814,670	$(2,238,410)	$(2,136,233)

Spin-off
Fund
Net Unrealized Appreciation	$5,356,299
Undistributed Ordinary Income	—
Undistributed Long-Term Capital Gains	—
Total Distributable Earnings	$—
Other Accumulated Loss	(877,432)
Total Accumulated Gain	$4,478,867

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

At December 31, 2017, the Funds had accumulated net realized capital loss carryforwards that will expire in 2018:

2018
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	(115,786,082)
The Medical Fund	—
The Small Cap Opportunities Fund	(8,224,702)
The Market Opportunities Fund	(1,729,680)
The Alternative Income Fund	(2,203,647)
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	—

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in this fiscal year and beyond retain their character, short-term or long-term, have no expiration date and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

At December 31, 2017, the Multi-Disciplinary Income Fund had $1,487,594 in long-term capital loss carryforwards without expiration. The Spin-off Fund had $417 in short-term capital loss carryforwards without expiration and $297,012 in long-term capital loss carryforwards without expiration.

For the year ended December 31, 2017, the following Funds utilized capital loss carryforwards:

Capital Loss
Carryforward
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	112,553,086
The Medical Fund	—
The Small Cap Opportunities Fund	15,084,131
The Market Opportunities Fund	7,001,908
The Alternative Income Fund	843,565
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

For the year ended December 31, 2017, the Paradigm Fund, the Small Cap Opportunities Fund and the Alternative Income Fund had $309,463,832, $67,354,428 and $2,332,239 of capital loss carryforwards expire without being utilized.

At December 31, 2017, the following Funds deferred, on a tax basis, post-October losses:

	Late Year	Post-October
	Ordinary	Capital Loss
	Loss Deferral	Deferral
The Internet Fund	$—	$—
The Global Fund	—	—
The Paradigm Fund	(1,737,293)	—
The Medical Fund	—	—
The Small Cap Opportunities Fund	(2,227,700)	—
The Market Opportunities Fund	—	—
The Alternative Income Fund	—	—
The Multi-Disciplinary Income Fund	—	—
The Spin-off Fund	(34)	—

The tax components of dividends paid during the six month period ended June 30, 2018 and the year ended December 31, 2017, are:

	The Internet Fund		The Global Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2018	$—	$—	$—	$—
2017	$38,984	$26,510,736	$209,196	$1,098,468

	The Paradigm Fund		The Medical Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2018	$—	$—	$—	$—
2017	$—	$—	$172,460	$2,595,599

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2018	$—	$—	$—	$—
2017	$—	$—	$460,247	$—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

	The Alternative		The Multi-Disciplinary
	Income Fund		Income Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2018	$—	$—	$957,597	$—
2017	$31,226	$—	$2,135,411	$—

The Kinetics Spin-off and
Corporate Restructuring Fund
	Ordinary	Long-Term
	Income	Capital Gains
	Distribution	Distribution
2018	$—	$—
2017	$46,599	$919,359

Each Feeder Fund and the Spin-off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spin-off Fund related to net capital gain to zero for the tax year ended December 31, 2017.

6. Securities Transactions, Tax Cost and Significant Investments – The Spin-off Fund

Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended June 30, 2018, were as follows for the Spin-off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-off Fund	$—	$787,593	$—	$1,364,197

As of December 31, 2017, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-off Fund:

The Spin-off
Fund
Tax Cost of Investments	$18,668,695
Unrealized Appreciation	8,663,845
Unrealized Depreciation	(3,307,546)
Net Unrealized Appreciation	$5,356,299

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

Significant Investments
The Spin-off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments) exposes the portfolio to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2018, Spin-off Fund invested approximately 49% of its net assets in individual securities greater than 5% of net assets. Please see the Schedule of Investments for further details.

7. Summary of Fair Value Exposure – Spin-off Fund

Various inputs are used in determining the value of the Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Spin-off Fund
The following is a summary of the inputs used to value The Spin-off Fund’s net assets as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,450,824	$—	$—	$22,450,824
Short-Term Investments	783	2,225,139	—	2,225,922
Total Investments in Securities	$22,451,607	$2,225,139	$—	$24,676,746

For the six-month period ended June 30, 2018, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Schedule of Investments for breakout of investments by industry classification.

8. Investment Adviser

The Spin-off Fund entered into Investment Advisory Agreements (the “Agreement”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-off Fund’s average daily net assets. For the period ended June 30, 2018, Spin-off Fund incurred $119,903 in expenses pursuant to the Agreement.

9. Subsequent Events

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

10. Tax Information

The Internet, Global, Medical, Market Opportunities, and Spin-off Funds designated 15%, 20%, 100%, 44% and 100%, respectively, of dividends declared after December 31, 2017, from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Internet, Global, Medical, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds designated less than 1%, 16%, 6%, 100%, 100%, 100% and 5%, respectively, as ordinary income distributions and 100%, 84%, 94%, and 95%, respectively, for the Internet, Global, Medical, and Spin-off Funds as long-term capital gain distribution for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Internet, Global, Medical, Market Opportunities and Spin-off Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2017, which was designated as qualifying for the dividends-received deduction, is 15%, 3%, 100%, 44% and 100%, respectively. The Internet, Global, Medical, Market Opportunities, Alternative Income and Multi-Disciplinary Income Funds designated 14%, 10%, 1%, 9%, 63% and 84%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2017, as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

The Global and Medical Funds designated 20% and 7%, respectively, of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).

11. Information about Proxy Voting

Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

12. Information about the Portfolio Holdings

The Spin-off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Spin-off Fund and Feeder Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

13. Approval of Investment Advisory Contract by Directors of Kinetics Mutual Funds, Inc.

At a meeting of the Board of Directors of the Company held on March 9, 2018, the Board, including all of the Directors who are not interested persons under the 1940 Act (the “Independent Directors”), approved the Advisory Agreement between Kinetics Asset Management LLC (the “Adviser”) and Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). The Board noted that the Adviser has served as the sub-adviser to the Spin-off Fund since its inception. In reaching a decision to approve the Advisory Agreement (the “Agreement”), the Board of Directors, including all of the Independent Directors, considered, among; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the Spin-off Fund and the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Spin-off Fund’s expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Spin-off Fund grows and whether fee levels reflect these economies of scale for the benefit of the Spin-off Fund’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Spin-off Fund; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Spin-off Fund, including, if applicable, any

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2018 (Unaudited)

benefits derived or to be derived by the Adviser from its relationship with the Spin-off Fund such as soft dollar arrangements by which brokers provide research to the Spin-off Fund or the Adviser in return for allocating the Spin-off Fund’s brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.

The Board of Directors, including all of the Independent Directors, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Spin-off Fund, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to the Spin-off Fund; and that the Spin-off Fund was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Directors, including all of the Independent Directors, concluded that it was appropriate to approve the Agreement.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015	2014	2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$52.18		$39.33	$41.68	$56.08	$59.27	$43.18
Income from Investment Operations:
Net investment income (loss)(2)	(0.28)		0.36	(0.68)	(0.84)	(0.77)	(0.67)
Net realized and unrealized gain (loss) on investments	(7.48)		22.13	1.76	(2.21)	0.69	19.78
Total from Investment Operations	(7.76)		22.49	1.08	(3.05)	(0.08)	19.11
Redemption Fees	0.02		0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)
Less Distributions:
From net realized gains	—		(9.64)	(3.43)	(11.35)	(3.12)	(3.02)
Total Distributions	—		(9.64)	(3.43)	(11.35)	(3.12)	(3.02)
Net Asset Value, End of Period	$44.44		$52.18	$39.33	$41.68	$56.08	$59.27
Total return	(14.83	)%(4)	57.43%	2.59%	(5.42)%	(0.16)%	44.28%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$133,496		$162,120	$109,930	$122,332	$151,200	$172,332
Ratio of operating expenses to average net assets:(6)	1.83	%(5)	1.84%	1.87%	1.82%	1.78%	1.84%
Ratio of net investment income (loss) to average net assets:	(1.18	)%(5)	0.79%	(1.68)%	(1.51)%	(1.34)%	(1.30)%
Portfolio turnover rate(7)	31%		44%	2%	1%	1%	8%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class A
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$49.27		$37.57	$40.07	$54.51	$57.84	$42.30
Income from Investment Operations:
Net investment income (loss)(2)	(0.32)		0.24	(0.75)	(0.95)	(0.89)	(0.81)
Net realized and unrealized gain (loss) on investments	(7.06)		21.09	1.68	(2.14)	0.68	19.36
Total from Investment Operations	(7.38)		21.33	0.93	(3.09)	(0.21)	18.55
Redemption Fees	0.03		0.01	—	—	0.00 (3)	0.01
Less Distributions:
From net realized gains	—		(9.64)	(3.43)	(11.35)	(3.12)	(3.02)
Total Distributions	—		(9.64)	(3.43)	(11.35)	(3.12)	(3.02)
Net Asset Value, End of Period	$41.92		$49.27	$37.57	$40.07	$54.51	$57.84
Total return(4)	(14.92	)%(5)	57.06%	2.32%	(5.65)%	(0.41)%	43.94%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,250		$4,185	$1,923	$2,978	$5,143	$5,506
Ratio of operating expenses to average net assets:(7)	2.08	%(6)	2.09%	2.12%	2.07%	2.03%	2.09%
Ratio of net investment income (loss) to average net assets:	(1.43	)%(6)	0.54%	(1.93)%	(1.76)%	(1.59)%	(1.55)%
Portfolio turnover rate(8)	31%		44%	2%	1%	1%	8%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class C
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$44.24		$34.52	$37.27	$51.81	$55.38	$40.79
Income from Investment Operations:
Net investment income (loss)(2)	(0.39)		0.02	(0.88)	(1.15)	(1.11)	(1.03)
Net realized and unrealized gain (loss) on investments	(6.33)		19.30	1.56	(2.04)	0.64	18.64
Total from Investment Operations	(6.72)		19.32	0.68	(3.19)	(0.47)	17.61
Redemption Fees	0.01		0.04	—	—	0.02	—
Less Distributions:
From net realized gains	—		(9.64)	(3.43)	(11.35)	(3.12)	(3.02)
Total Distributions	—		(9.64)	(3.43)	(11.35)	(3.12)	(3.02)
Net Asset Value, End of Period	$37.53		$44.24	$34.52	$37.27	$51.81	$55.38
Total return	(15.17	)%(3)	56.36%	1.83%	(6.14)%	(0.86)%	43.20%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,752		$1,847	$704	$848	$1,105	$913
Ratio of operating expenses to average net assets:(5)	2.58	%(4)	2.59%	2.62%	2.57%	2.53%	2.59%
Ratio of net investment income (loss) to average net assets:	(1.93	)%(4)	0.04%	(2.43)%	(2.26)%	(2.09)%	(2.05)%
Portfolio turnover rate(6)	31%		44%	2%	1%	1%	8%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	No Load Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$7.15		$5.23	$4.59	$5.33		$6.05		$4.71
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		0.10	(0.01)	(0.02)		(0.02)		0.01
Net realized and unrealized gain (loss) on investments	(0.48)		2.47	0.67	(0.72)		(0.70)		1.34
Total from Investment Operations	(0.49)		2.57	0.66	(0.74)		(0.72)		1.35
Redemption Fees(3)	0.00		0.00	0.00	0.00		0.00		0.00
Less Distributions:
From net investment income	—		(0.10)	—	—		—		(0.01)
From net realized gains	—		(0.55)	(0.02)	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	—		(0.65)	(0.02)	(0.00	)(3)	(0.00	)(3)	(0.01)
Net Asset Value, End of Period	$6.66		$7.15	$5.23	$4.59		$5.33		$6.05
Total return	(6.85	)%(4)	49.20%	14.40%	(13.83)%		(11.89)%		28.59%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,549		$8,577	$5,316	$4,745		$6,771		$8,705
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.46	%(5)	3.07%	3.04%	2.87%		2.61%		2.83%
After expense reimbursement(6)	1.39	%(5)	1.76%	1.39%	1.39%		1.39%		1.39%
Ratio of net investment income (loss) to average net assets:	(0.33	)%(5)	1.69%	(0.17)%	(0.29)%		(0.32)%		0.22%
Portfolio turnover rate(7)	22%		169%	11%	16%		14%		15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class A
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$7.15		$5.19	$4.57	$5.31		$6.03		$4.71
Income from Investment Operations:
Net investment income (loss) (2)	(0.02)		0.09	(0.02)	(0.03)		(0.03)		(0.00	)(3)
Net realized and unrealized gain (loss) on investments	(0.48)		2.45	0.66	(0.71)		(0.70)		1.33
Total from Investment Operations	(0.50)		2.54	0.64	(0.74)		(0.73)		1.33
Redemption Fees	0.00	(3)	0.06	0.00 (3)	—		0.01		0.00	(3)
Less Distributions:
From net investment income	—		(0.09)	—	—		—		(0.01)
From net realized gains	—		(0.55)	(0.02)	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	—		(0.64)	(0.02)	(0.00	)(3)	(0.00	)(3)	(0.01)
Net Asset Value, End of Period	$6.65		$7.15	$5.19	$4.57		$5.31		$6.03
Total return(4)	(6.99	)%(5)	50.29%	14.03%	(13.89)%		(11.93)%		28.16%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,237		$1,523	$309	$376		$497		$1,992
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.71	%(6)	3.32%	3.29%	3.12%		2.86%		3.08%
After expense reimbursement(7)	1.64	%(6)	2.01%	1.64%	1.64%		1.64%		1.64%
Ratio of net investment income (loss) to average net assets:	(0.58	)%(6)	1.44%	(0.42)%	(0.54)%		(0.57)%		(0.03)%
Portfolio turnover rate(8)	22%		169%	11%	16%		14%		15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class C
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$6.76		$4.99	$4.41	$5.16		$5.90		$4.62
Income from Investment Operations:
Net investment income (loss) (2)	(0.03)		0.05	(0.04)	(0.05)		(0.06)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.46)		2.34	0.64	(0.70)		(0.68)		1.32
Total from Investment Operations	(0.49)		2.39	0.60	(0.75)		(0.74)		1.29
Redemption Fees	—		—	—	—		(0.00	)(3)	—
Less Distributions:
From net investment income	—		(0.07)	—	—		—		(0.01)
From net realized gains	—		(0.55)	(0.02)	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	—		(0.62)	(0.02)	(0.00	)(3)	(0.00	)(3)	(0.01)
Net Asset Value, End of Period	$6.27		$6.76	$4.99	$4.41		$5.16		$5.90
Total return	(7.25	)%(4)	48.02%	13.63%	(14.48)%		(12.53)%		27.84%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,452		$5,542	$1,920	$1,614		$1,608		$1,523
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.21	%(5)	3.82%	3.79%	3.62%		3.36%		3.58%
After expense reimbursement(6)	2.14	%(5)	2.51%	2.14%	2.14%		2.14%		2.14%
Ratio of net investment income (loss) to average net assets:	(1.08	)%(5)	0.94%	(0.92)%	(1.04)%		(1.07)%		(0.53)%
Portfolio turnover rate(7)	22%		169%	11%	16%		14%		15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	No Load Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$48.32		$37.63	$31.24	$34.08	$34.35	$23.99
Income from Investment Operations:
Net investment loss(2)	(0.19)		(0.34)	(0.36)	(0.32)	(0.36)	(0.15)
Net realized and unrealized gain (loss) on investments	6.59		11.03	6.75	(2.52)	0.09	10.72
Total from Investment Operations	6.40		10.69	6.39	(2.84)	(0.27)	10.57
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	—	(0.21)
Total Distributions	—		—	—	—	—	(0.21)
Net Asset Value, End of Period	$54.72		$48.32	$37.63	$31.24	$34.08	$34.35
Total return	13.25	%(4)	28.41%	20.45%	(8.33)%	(0.79)%	44.07%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$402,050		$339,189	$336,837	$292,014	$521,738	$597,746
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.74	%(5)	1.74%	1.75%	1.71%	1.68%	1.72%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment loss to average net assets:	(0.75	)%(5)	(0.82)%	(1.11)%	(0.92)%	(1.02)%	(0.52)%
Portfolio turnover rate(7)	7%		14%	2%	2%	7%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class A
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$46.99		$36.69	$30.53	$33.39	$33.74	$23.59
Income from Investment Operations:
Net investment loss(2)	(0.25)		(0.43)	(0.43)	(0.39)	(0.43)	(0.22)
Net realized and unrealized gain (loss) on investments	6.40		10.73	6.59	(2.47)	0.08	10.53
Total from Investment Operations	6.15		10.30	6.16	(2.86)	(0.35)	10.31
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	—	(0.16)
Total Distributions	—		—	—	—	—	(0.16)
Net Asset Value, End of Period	$53.14		$46.99	$36.69	$30.53	$33.39	$33.74
Total return(4)	13.09	%(5)	28.07%	20.18%	(8.57)%	(1.04)%	43.70%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$118,631		$108,029	$103,921	$129,707	$171,958	$204,548
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.99	%(6)	1.99%	2.00%	1.96%	1.93%	1.97%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:	(1.00	)%(6)	(1.07)%	(1.36)%	(1.17)%	(1.27)%	(0.77)%
Portfolio turnover rate(8)	7%		14%	2%	2%	7%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class C
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$44.21		$34.68	$29.01	$31.88	$32.38	$22.66
Income from Investment Operations:
Net investment loss(2)	(0.35)		(0.60)	(0.56)	(0.53)	(0.58)	(0.35)
Net realized and unrealized gain (loss) on investments	6.01		10.13	6.23	(2.34)	0.08	10.10
Total from Investment Operations	5.66		9.53	5.67	(2.87)	(0.50)	9.75
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	—	(0.03)
Total Distributions	—		—	—	—	—	(0.03)
Net Asset Value, End of Period	$49.87		$44.21	$34.68	$29.01	$31.88	$32.38
Total return	12.80	%(4)	27.48%	19.55%	(9.00)%	(1.54)%	43.01%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$126,281		$118,924	$111,973	$114,008	$135,333	$138,355
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.49	%(5)	2.49%	2.50%	2.46%	2.43%	2.47%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:	(1.50	)%(5)	(1.57)%	(1.86)%	(1.67)%	(1.77)%	(1.27)%
Portfolio turnover rate(7)	7%		14%	2%	2%	7%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Institutional Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$48.62		$37.79	$31.30	$34.08	$34.28	$23.93
Income from Investment Operations:
Net investment loss(2)	(0.14)		(0.26)	(0.30)	(0.25)	(0.29)	(0.09)
Net realized and unrealized gain (loss) on investments	6.63		11.09	6.79	(2.53)	0.09	10.70
Total from Investment Operations	6.49		10.83	6.49	(2.78)	(0.20)	10.61
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	—	(0.26)
Total Distributions	—		—	—	—	—	(0.26)
Net Asset Value, End of Period	$55.11		$48.62	$37.79	$31.30	$34.08	$34.28
Total return	13.35	%(4)	28.66%	20.73%	(8.16)%	(0.61)%	44.40%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$199,027		$208,692	$270,880	$302,130	$346,273	$333,682
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.69	%(5)	1.69%	1.70%	1.66%	1.63%	1.67%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment loss to average net assets:	(0.55	)%(5)	(0.62)%	(0.91)%	(0.72)%	(0.82)%	(0.32)%
Portfolio turnover rate(7)	7%		14%	2%	2%	7%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	No Load Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$25.33		$26.62	$30.62	$30.67	$26.38	$17.82
Income from Investment Operations:
Net investment income(2)	0.20		0.24	0.19	0.08	0.13	0.00 (3)
Net realized and unrealized gain (loss) on investments	(1.07)		2.63	(2.64)	1.96	4.21	8.77
Total from Investment Operations	(0.87)		2.87	(2.45)	2.04	4.34	8.77
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		(0.26)	(0.22)	(0.12)	—	(0.06)
From net realized gains	—		(3.90)	(1.33)	(1.97)	(0.05)	(0.15)
Total Distributions	—		(4.16)	(1.55)	(2.09)	(0.05)	(0.21)
Net Asset Value, End of Period	$24.46		$25.33	$26.62	$30.62	$30.67	$26.38
Total return	(3.43	)%(4)	10.71%	(8.01)%	6.59%	16.44%	49.25%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$14,724		$16,060	$17,560	$22,257	$21,876	$20,489
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.17	%(5)	2.15%	2.08%	1.99%	2.02%	2.09%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:	1.63	%(5)	0.86%	0.69%	0.25%	0.46%	(0.00)%
Portfolio turnover rate(7)	0%		0%	0%	12%	3%	12%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class A
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$24.33		$25.71	$29.57	$29.71	$25.62	$17.33
Income from Investment Operations:
Net investment income (loss) (2)	0.17		0.17	0.12	0.00 (3)	0.06	(0.06)
Net realized and unrealized gain (loss) on investments	(1.05)		2.53	(2.55)	1.90	4.08	8.52
Total from Investment Operations	(0.88)		2.70	(2.43)	1.90	4.14	8.46
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	—		(0.18)	(0.10)	(0.07)	—	(0.03)
From net realized gains	—		(3.90)	(1.33)	(1.97)	(0.05)	(0.15)
Total Distributions	—		(4.08)	(1.43)	(2.04)	(0.05)	(0.18)
Net Asset Value, End of Period	$23.45		$24.33	$25.71	$29.57	$29.71	$25.62
Total return(4)	(3.62	)%(5)	10.43%	(8.24)%	6.34%	16.15%	48.90%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,766		$2,986	$3,687	$6,241	$4,578	$3,746
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.42	%(6)	2.40%	2.33%	2.24%	2.27%	2.34%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	1.38	%(6)	0.61%	0.44%	0.00%	0.21%	(0.25)%
Portfolio turnover rate(8)	0%		0%	0%	12%	3%	12%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class C
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$23.57		$24.99	$28.82	$29.15	$25.27	$17.19
Income from Investment Operations:
Net investment income (loss) (2)	0.10		0.03	(0.02)	(0.16)	(0.08)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.00)		2.45	(2.48)	1.87	4.01	8.42
Total from Investment Operations	(0.90)		2.48	(2.50)	1.71	3.93	8.26
Redemption Fees	—		—	—	—	—	—
Less Distributions:
From net investment income	—		—	—	(0.07)	—	(0.03)
From net realized gains	—		(3.90)	(1.33)	(1.97)	(0.05)	(0.15)
Total Distributions	—		(3.90)	(1.33)	(2.04)	(0.05)	(0.18)
Net Asset Value, End of Period	$22.67		$23.57	$24.99	$28.82	$29.15	$25.27
Total return	(3.82	)%(3)	9.86%	(8.69)%	5.81%	15.54%	48.08%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$329		$383	$422	$608	$631	$531
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.92	%(4)	2.90%	2.83%	2.74%	2.77%	2.84%
After expense reimbursement(5)	2.14	%(4)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:	0.88	%(4)	0.11%	(0.06)%	(0.50)%	(0.29)%	(0.75)%
Portfolio turnover rate(6)	0%		0%	0%	12%	3%	12%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$51.25		$40.60	$32.64	$37.21	$40.12	$25.17
Income from Investment Operations:
Net investment loss(2)	(0.10)		(0.33)	(0.36)	(0.35)	(0.36)	(0.10)
Net realized and unrealized gain (loss) on investments	9.26		10.98	8.32	(4.22)	(2.56)	15.05
Total from Investment Operations	9.16		10.65	7.96	(4.57)	(2.92)	14.95
Redemption Fees	0.02		0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$60.43		$51.25	$40.60	$32.64	$37.21	$40.12
Total return	17.91	%(4)	26.23%	24.39%	(12.26)%	(7.28)%	59.40%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$226,438		$133,960	$132,443	$145,032	$251,110	$277,816
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.75	%(5)	1.78%	1.76%	1.73%	1.71%	1.73%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment loss to average net assets:	(0.36	)%(5)	(0.74)%	(1.03)%	(0.94)%	(0.89)%	(0.29)%
Portfolio turnover rate(7)	1%		9%	4%	2%	19%	6%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class A
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$49.81		$39.55	$31.88	$36.43	$39.39	$24.77
Income from Investment Operations:
Net investment loss(2)	(0.17)		(0.42)	(0.43)	(0.43)	(0.45)	(0.18)
Net realized and unrealized gain (loss) on investments	9.00		10.68	8.10	(4.12)	(2.51)	14.79
Total from Investment Operations	8.83		10.26	7.67	(4.55)	(2.96)	14.61
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$58.64		$49.81	$39.55	$31.88	$36.43	$39.39
Total return(4)	17.73	%(5)	25.94%	24.06%	(12.47)%	(7.54)%	59.02%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,958		$11,735	$13,694	$14,857	$25,591	$21,871
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.00	%(6)	2.03%	2.01%	1.98%	1.96%	1.98%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:	(0.61	)%(6)	(0.99)%	(1.28)%	(1.19)%	(1.14)%	(0.54)%
Portfolio turnover rate(8)	1%		9%	4%	2%	19%	6%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class C
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$47.77		$38.12	$30.88	$35.47	$38.53	$24.35
Income from Investment Operations:
Net investment loss(2)	(0.29)		(0.61)	(0.58)	(0.59)	(0.63)	(0.34)
Net realized and unrealized gain (loss) on investments	8.62		10.26	7.82	(4.00)	(2.44)	14.51
Total from Investment Operations	8.33		9.65	7.24	(4.59)	(3.07)	14.17
Redemption Fees	0.00	(3)	—	0.00 (3)	—	0.01	0.01
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$56.10		$47.77	$38.12	$30.88	$35.47	$38.53
Total return	17.44	%(4)	25.31%	23.45%	(12.92)%	(7.97)%	58.23%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$9,137		$8,135	$8,426	$8,840	$12,928	$7,178
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.50	%(5)	2.53%	2.51%	2.48%	2.46%	2.48%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:	(1.11	)%(5)	(1.49)%	(1.78)%	(1.69)%	(1.64)%	(1.04)%
Portfolio turnover rate(7)	1%		9%	4%	2%	19%	6%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Institutional Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$52.07		$41.16	$33.03	$37.57	$40.44	$25.32
Income from Investment Operations:
Net investment loss(2)	(0.05)		(0.24)	(0.29)	(0.28)	(0.28)	(0.03)
Net realized and unrealized gain (loss) on investments	9.41		11.15	8.42	(4.26)	(2.59)	15.15
Total from Investment Operations	9.36		10.91	8.13	(4.54)	(2.87)	15.12
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$61.43		$52.07	$41.16	$33.03	$37.57	$40.44
Total return	17.98	%(4)	26.51%	24.61%	(12.06)%	(7.12)%	59.72%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$53,015		$27,514	$50,517	$51,258	$63,392	$41,032
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.70	%(5)	1.73%	1.71%	1.68%	1.66%	1.68%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment loss to average net assets:	(0.16	)%(5)	(0.54)%	(0.83)%	(0.74)%	(0.69)%	(0.09)%
Portfolio turnover rate(7)	1%		9%	4%	2%	19%	6%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$26.72		$18.26	$15.16	$16.68	$17.66	$12.08
Income from Investment Operations:
Net investment income (loss)(2)	(0.06)		0.17	(0.15)	(0.15)	(0.10)	0.00 (3)
Net realized and unrealized gain (loss) on investments	0.57		8.46	3.25	(1.37)	(0.88)	5.65
Total from Investment Operations	0.51		8.63	3.10	(1.52)	(0.98)	5.65
Redemption Fees	0.01		0.00 (3)	0.00 (3)	—	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.17)	—	—	—	(0.07)
Total Distributions	—		(0.17)	—	—	—	(0.07)
Net Asset Value, End of Period	$27.24		$26.72	$18.26	$15.16	$16.68	$17.66
Total return	1.95	%(4)	47.28%	20.45%	(9.11)%	(5.55)%	46.74%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$55,540		$51,298	$32,178	$31,230	$37,318	$47,466
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.86	%(5)	1.92%	1.97%	1.90%	1.86%	1.88%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	(0.46	)%(5)	0.81%	(0.96)%	(0.91)%	(0.55)%	0.03%
Portfolio turnover rate(7)	19%		35%	5%	2%	18%	21%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class A
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$26.41		$18.07	$15.04	$16.59	$17.60	$12.07
Income from Investment Operations:
Net investment income (loss) (2)	(0.09)		0.11	(0.19)	(0.19)	(0.14)	(0.03)
Net realized and unrealized gain (loss) on investments	0.56		8.37	3.22	(1.36)	(0.87)	5.63
Total from Investment Operations	0.47		8.48	3.03	(1.55)	(1.01)	5.60
Redemption Fees	0.00	(3)	0.00 (3)	—	0.00 (3)	—	0.00 (3)
Less Distributions:
From net investment income	—		(0.14)	—	—	—	(0.07)
Total Distributions	—		(0.14)	—	—	—	(0.07)
Net Asset Value, End of Period	$26.88		$26.41	$18.07	$15.04	$16.59	$17.60
Total return(4)	1.78	%(5)	46.91%	20.15%	(9.34)%	(5.74)%	46.36%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,967		$7,557	$4,537	$4,502	$8,817	$11,742
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.11	%(6)	2.17%	2.22%	2.15%	2.11%	2.13%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(0.71	)%(6)	0.56%	(1.21)%	(1.16)%	(0.80)%	(0.22)%
Portfolio turnover rate(8)	19%		35%	5%	2%	18%	21%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class C
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$25.53		$17.51	$14.65	$16.24	$17.32	$11.94
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)		0.01	(0.26)	(0.27)	(0.22)	(0.11)
Net realized and unrealized gain (loss) on investments	0.55		8.07	3.12	(1.32)	(0.86)	5.56
Total from Investment Operations	0.40		8.08	2.86	(1.59)	(1.08)	5.45
Redemption Fees	—		—	—	—	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.06)	—	—	—	(0.07)
Total Distributions	—		(0.06)	—	—	—	(0.07)
Net Asset Value, End of Period	$25.93		$25.53	$17.51	$14.65	$16.24	$17.32
Total return	1.57	%(4)	46.12%	19.52%	(9.79)%	(6.24)%	45.61%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$9,542		$8,139	$4,428	$4,079	$5,109	$5,525
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.61	%(5)	2.67%	2.72%	2.65%	2.61%	2.63%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:	(1.21	)%(5)	0.06%	(1.71)%	(1.66)%	(1.30)%	(0.72)%
Portfolio turnover rate(7)	19%		35%	5%	2%	18%	21%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Institutional Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$27.04		$18.46	$15.29	$16.80	$17.74	$12.10
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)		0.22	(0.12)	(0.12)	(0.06)	0.03
Net realized and unrealized gain (loss) on investments	0.57		8.55	3.29	(1.39)	(0.88)	5.67
Total from Investment Operations	0.54		8.77	3.17	(1.51)	(0.94)	5.70
Redemption Fees	0.01		0.02	—	—	—	0.01
Less Distributions:
From net investment income	—		(0.21)	—	—	—	(0.07)
Total Distributions	—		(0.21)	—	—	—	(0.07)
Net Asset Value, End of Period	$27.59		$27.04	$18.46	$15.29	$16.80	$17.74
Total return	2.03	%(3)	47.65%	20.73%	(8.93)%	(5.36)%	47.15%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$11,955		$10,228	$2,426	$2,355	$3,108	$1,809
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.81	%(4)	1.87%	1.92%	1.85%	1.81%	1.83%
After expense reimbursement(5)	1.44	%(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	(0.26	)%(4)	1.01%	(0.76)%	(0.71)%	(0.35)%	0.23%
Portfolio turnover rate(6)	19%		35%	5%	2%	18%	21%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	No Load Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$97.57		$95.36	$91.68	$89.06	$87.88	$83.31
Income from Investment Operations:
Net investment income (loss)(2)	0.27		0.08	(0.01)	0.01	(0.12)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.35)		2.12	3.69	2.56	1.30	4.78
Total from Investment Operations	(0.08)		2.20	3.68	2.57	1.18	4.57
Redemption Fees	0.01		0.01	0.00 (3)	0.05	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$97.50		$97.57	$95.36	$91.68	$89.06	$87.88
Total return	(0.07	)%(4)	2.32%	4.00%	2.94%	1.50%	5.22%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,497		$4,968	$5,664	$4,570	$8,202	$11,848
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.81	%(5)	1.75%	1.78%	1.74%	1.80%	2.23%
After expense reimbursement(6)	0.95	%(5)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:	0.56	%(5)	0.08%	(0.01)%	0.01%	(0.14)%	(0.24)%
Portfolio turnover rate(7)	0%		0%	1%	6%	17%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class A
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$96.38		$94.44	$91.02	$88.69	$87.73	$83.38
Income from Investment Operations:
Net investment income (loss)(2)	0.15		(0.16)	(0.24)	(0.22)	(0.34)	(0.43)
Net realized and unrealized gain (loss) on investments	(0.36)		2.10	3.65	2.55	1.30	4.77
Total from Investment Operations	(0.21)		1.94	3.41	2.33	0.96	4.34
Redemption Fees	—		0.00 (3)	0.01	—	0.00 (3)	0.01
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$96.17		$96.38	$94.44	$91.02	$88.69	$87.73
Total return(4)	(0.22	)%(5)	2.05%	3.76%	2.63%	1.24%	4.91%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$905		$1,501	$2,458	$1,565	$1,554	$2,898
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.06	%(6)	2.00%	2.02%	1.99%	2.05%	2.48%
After expense reimbursement(7)	1.20	%(6)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:	0.31	%(6)	(0.17)%	(0.26)%	(0.24)%	(0.39)%	(0.49)%
Portfolio turnover rate(8)	0%		0%	1%	6%	17%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class C
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$92.73		$91.33	$88.46	$86.60	$86.10	$82.26
Income from Investment Operations:
Net investment loss(2)	(0.09)		(0.62)	(0.68)	(0.65)	(0.77)	(0.84)
Net realized and unrealized gain (loss) on investments	(0.34)		2.02	3.55	2.48	1.27	4.68
Total from Investment Operations	(0.43)		1.40	2.87	1.83	0.50	3.84
Redemption Fees	—		—	—	0.03	—	—
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$92.30		$92.73	$91.33	$88.46	$86.60	$86.10
Total return	(0.46	)%(3)	1.53%	3.23%	2.15%	0.74%	4.46%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,265		$1,513	$1,640	$1,356	$1,506	$1,862
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.56	%(4)	2.50%	2.53%	2.49%	2.55%	2.98%
After expense reimbursement(5)	1.70	%(4)	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment loss to average net assets:	(0.19	)%(4)	(0.67)%	(0.76)%	(0.74)%	(0.89)%	(0.99)%
Portfolio turnover rate(6)	0%		0%	1%	6%	17%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Institutional Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$98.88		$96.66	$92.84	$90.14	$88.76	$84.00
Income from Investment Operations:
Net investment income (loss)(2)	0.37		0.27	0.18	0.19	0.06	(0.04)
Net realized and unrealized gain (loss) on investments	(0.36)		2.16	3.75	2.60	1.32	4.80
Total from Investment Operations	0.01		2.43	3.93	2.79	1.38	4.76
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	—		(0.21)	(0.11)	(0.09)	—	—
Total Distributions	—		(0.21)	(0.11)	(0.09)	—	—
Net Asset Value, End of Period	$98.89		$98.88	$96.66	$92.84	$90.14	$88.76
Total return	0.01	%(4)	2.51%	4.22%	3.09%	1.72%	5.39%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$13,697		$15,008	$18,165	$20,255	$26,874	$6,854
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.76	%(5)	1.70%	1.73%	1.69%	1.75%	2.18%
After expense reimbursement(6)	0.75	%(5)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:	0.76	%(5)	0.28%	0.19%	0.21%	0.06%	(0.04)%
Portfolio turnover rate(7)	0%		0%	1%	6%	17%	19%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	No Load Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$11.02		$10.95	$10.32	$10.79	$11.02	$11.08
Income from Investment Operations:
Net investment income(2)	0.22		0.37	0.43	0.37	0.33	0.20
Net realized and unrealized gain (loss) on investments	(0.21)		0.14	0.63	(0.60)	(0.06)	0.28
Total from Investment Operations	0.01		0.51	1.06	(0.23)	0.27	0.48
Redemption Fees	—		0.00 (3)	—	0.00 (3)	0.00 (3)	0.00	(3)
Less Distributions:
From net investment income	(0.23)		(0.44)	(0.43)	(0.23)	(0.29)	(0.28)
From net realized gains	—		—	—	(0.01)	(0.21)	(0.26)
Total Distributions	(0.23)		(0.44)	(0.43)	(0.24)	(0.50)	(0.54)
Net Asset Value, End of Period	$10.80		$11.02	$10.95	$10.32	$10.79	$11.02
Total return	0.15	%(4)	4.75%	10.41%	(2.17)%	2.46%	4.28%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$6,590		$6,974	$6,809	$6,108	$10,105	$19,553
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.93	%(5)	1.91%	1.85%	1.79%	1.79%	1.83	%(6)
After expense reimbursement(7)	1.49	%(5)	1.49%	1.49%	1.49%	1.49%	1.50	%(6)
Ratio of net investment income to average net assets:	4.00	%(5)	3.37%	4.02%	3.38%	2.93%	1.74	%(8)
Portfolio turnover rate(9)	1%		16%	9%	10%	35%	54%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.82% before expense reimbursement and 1.49% after expense reimbursement.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class A
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.96		$10.90	$10.27	$10.75	$10.98	$11.03
Income from Investment Operations:
Net investment income(2)	0.20		0.34	0.40	0.34	0.30	0.17
Net realized and unrealized gain (loss) on investments	(0.20)		0.13	0.63	(0.60)	(0.06)	0.29
Total from Investment Operations	—		0.47	1.03	(0.26)	0.24	0.46
Redemption Fees	—		0.00 (3)	—	0.00 (3)	0.00 (3)	0.00	(3)
Less Distributions:
From net investment income	(0.22)		(0.41)	(0.40)	(0.21)	(0.26)	(0.25)
From net realized gains	—		—	—	(0.01)	(0.21)	(0.26)
Total Distributions	(0.22)		(0.41)	(0.40)	(0.22)	(0.47)	(0.51)
Net Asset Value, End of Period	$10.74		$10.96	$10.90	$10.27	$10.75	$10.98
Total return(4)	0.01	%(5)	4.40%	10.17%	(2.46)%	2.17%	4.15%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,552		$4,640	$6,935	$8,754	$12,281	$36,170
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.18	%(6)	2.16%	2.10%	2.04%	2.04%	2.08	%(7)
After expense reimbursement(8)	1.74	%(6)	1.74%	1.74%	1.74%	1.74%	1.75	%(7)
Ratio of net investment income to average net assets:	3.75	%(6)	3.12%	3.77%	3.13%	2.68%	1.49	%(9)
Portfolio turnover rate(10)	1%		16%	9%	10%	35%	54%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.07% before expense reimbursement and 1.74% after expense reimbursement.
(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	The ratio of net investment income includes borrowing expense on securities sold short.
(10)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class C
	For the Period Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.86		$10.79	$10.18	$10.65	$10.90	$10.96
Income from Investment Operations:
Net investment income(2)	0.17		0.29	0.34	0.28	0.24	0.11
Net realized and unrealized gain (loss) on investments	(0.20)		0.14	0.62	(0.58)	(0.06)	0.29
Total from Investment Operations	(0.03)		0.43	0.96	(0.30)	0.18	0.40
Redemption Fees	—		—	—	—	0.00 (3)	—
Less Distributions:
From net investment income	(0.20)		(0.36)	(0.35)	(0.16)	(0.22)	(0.20)
From net realized gains	—		—	—	(0.01)	(0.21)	(0.26)
Total Distributions	(0.20)		(0.36)	(0.35)	(0.17)	(0.43)	(0.46)
Net Asset Value, End of Period	$10.63		$10.86	$10.79	$10.18	$10.65	$10.90
Total return	(0.29	)%(4)	4.00%	9.51%	(2.84)%	1.61%	3.59%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,819		$6,987	$7,790	$9,266	$10,403	$11,209
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.68	%(5)	2.66%	2.60%	2.54%	2.54%	2.58	%(6)
After expense reimbursement(7)	2.24	%(5)	2.24%	2.24%	2.24%	2.24%	2.25	%(6)
Ratio of net investment income to average net assets:	3.25	%(5)	2.62%	3.27%	2.63%	2.18%	0.99	%(8)
Portfolio turnover rate(9)	1%		16%	9%	10%	35%	54%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.57% before expense reimbursement and 2.24% after expense reimbursement.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Institutional Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$11.04		$10.97	$10.34	$10.82	$11.06	$11.11
Income from Investment Operations:
Net investment income(2)	0.23		0.40	0.45	0.39	0.35	0.22
Net realized and unrealized gain (loss) on investments	(0.20)		0.13	0.63	(0.59)	(0.06)	0.29
Total from Investment Operations	0.03		0.53	1.08	(0.20)	0.29	0.51
Redemption Fees	—		—	0.00 (3)	0.00 (3)	—	—
Less Distributions:
From net investment income	(0.25)		(0.46)	(0.45)	(0.27)	(0.32)	(0.30)
From net realized gains	—		—	—	(0.01)	(0.21)	(0.26)
Total Distributions	(0.25)		(0.46)	(0.45)	(0.28)	(0.53)	(0.56)
Net Asset Value, End of Period	$10.82		$11.04	$10.97	$10.34	$10.82	$11.06
Total return	0.25	%(4)	4.93%	10.61%	(1.96)%	2.61%	4.58%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$23,731		$30,399	$78,084	$66,199	$102,590	$23,227
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.88	%(5)	1.86%	1.80%	1.74%	1.74%	1.78	%(6)
After expense reimbursement(7)	1.29	%(5)	1.29%	1.29%	1.29%	1.29%	1.30	%(6)
Ratio of net investment income to average net assets:	4.20	%(5)	3.57%	4.22%	3.58%	3.13%	1.94	%(8)
Portfolio turnover rate(9)	1%		16%	9%	10%	35%	54%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.77% before expense reimbursement and 1.29% after expense reimbursement.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	No Load Class
	For the Period Ended June 30, 2018 (Unaudited)		December 11, 2017^ through December 31, 2017
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$11.14		$10.81
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		0.00	(3)
Net realized and unrealized gain on investments	1.52		0.33
Total from Investment Operations	1.50		0.33
Redemption Fees	—		—
Less Distributions:
From net investment income	—		—
From net realized gains	—		—
Total Distributions	—		—
Net Asset Value, End of Period	$12.64		$11.14
Total return	13.55	%(4)	3.05	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$12		$10
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.61	%(5)	1.70	%(5)
After expense reimbursement(6)	1.45	%(5)	1.45	%(5)
Ratio of net investment loss to average net assets:	(0.38	)%(5)	(0.61	)%(5)
Portfolio turnover rate(4)	4%		0%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	Advisor Class A
	For the Period Ended June 30, 2018 (Unaudited)		For the Period Ended December 31, 2017^		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014		For the Year Ended April 30, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.67		$9.82		$8.52	$10.22	$10.32	$8.74		$6.91
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		(0.02)		0.03	0.00 (3)	(0.03)	(0.03)		0.03
Net realized and unrealized gain (loss) on investments	1.46		1.29		1.45	(1.70)	(0.07)	1.60		1.87
Net increase from payment by affiliates	—		—		—	—	—	0.01		—
Total from Investment Operations	1.44		1.27		1.48	(1.70)	(0.10)	1.58		1.90
Redemption Fees	—		—		—	—	—	—		—
Less Distributions:
From net investment income	—		0.00	(3)	—	—	—	—		(0.07)
From net realized gains	—		(0.42)		(0.18)	—	—	—		—
Total Distributions	—		(0.42)		(0.18)	—	—	—		(0.07)
Net Asset Value, End of Period	$12.11		$10.67		$9.82	$8.52	$10.22	$10.32		$8.74
Total return(4)	13.50	%(5)	12.95	%(5)	17.36%	(16.63)%	(0.97)%	18.08	%(8)	27.77%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,223		$4,322		$4,583	$6,067	$14,604	$12,536		$9,719
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.86	%(6)	2.07	%(6)	2.45%	1.74%	1.77%	1.94%		2.11%
After expense reimbursement(7)	1.50	%(6)	1.50	%(6)	1.50%	1.50%	1.50%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets:	(0.43	)%(6)	(0.27	)%(6)	0.31%	0.05%	(0.30)%	(0.32)%		0.41%
Portfolio turnover rate	4%		0%		11%	2%	40%	18%		4%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Total return would have been 17.96% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	Advisor Class C
	For the Period Ended June 30, 2018 (Unaudited)		For the Period Ended December 31, 2017^		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014		For the Year Ended April 30, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.17		$9.43		$8.25	$9.97	$10.14	$8.64		$6.83
Income from Investment Operations:
Net investment loss(2)	(0.06)		(0.07)		(0.04)	(0.06)	(0.11)	(0.09)		(0.01)
Net realized and unrealized gain (loss) on investments	1.39		1.23		1.40	(1.66)	(0.06)	1.58		1.86
Net increase from payment by affiliates	—		—		—	—	—	0.01		—
Total from Investment Operations	1.33		1.16		1.36	(1.72)	(0.17)	1.50		1.85
Redemption Fees	—		—		—	—	—	—		—
Less Distributions:
From net investment income	—		—		—	—	—	—		(0.04)
From net realized gains	—		(0.42)		(0.18)	—	—	—		—
Total Distributions	—		(0.42)		(0.18)	—	—	—		(0.04)
Net Asset Value, End of Period	$11.50		$10.17		$9.43	$8.25	$9.97	$10.14		$8.64
Total return	13.08	%(3)	12.31	%(3)	16.46%	(17.25)%	(1.68)%	17.36	%(6)	27.16%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,489		$5,526		$5,678	$6,290	$12,057	$10,701		$9,108
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.36	%(4)	2.82	%(4)	3.20%	2.49%	2.52%	2.53%		2.61%
After expense reimbursement(5)	2.25	%(4)	2.25	%(4)	2.25%	2.25%	2.25%	2.09%		2.00%
Ratio of net investment loss to average net assets:	(1.18	)%(4)	(1.02	)%(4)	(0.44)%	(0.70)%	(1.05)%	(0.91)%		(0.09)%
Portfolio turnover rate	4%		0%		11%	2%	40%	18%		4%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Total return would have been 17.25% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	Institutional Class
	For the Period Ended June 30, 2018 (Unaudited)		For the Period Ended December 31, 2017^		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014		For the Year Ended April 30, 2013
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.68		$9.85		$8.53	$10.20	$10.27	$8.67		$6.86
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		0.00	(3)	0.05	0.03	(0.01)	(0.01)		0.05
Net realized and unrealized gain (loss) on investments	1.47		1.29		1.45	(1.70)	(0.06)	1.60		1.85
Net increase from payment by affiliates	—		—		—	—	—	0.01		—
Total from Investment Operations	1.46		1.29		1.50	(1.67)	(0.07)	1.60		1.90
Redemption Fees	—		0.00	(3)	—	—	—	—		—
Less Distributions:
From net investment income	—		(0.04)		—	—	—	—		(0.09)
From net realized gains	—		(0.42)		(0.18)	—	—	—		—
Total Distributions	—		(0.46)		(0.18)	—	—	—		(0.09)
Net Asset Value, End of Period	$12.14		$10.68		$9.85	$8.53	$10.20	$10.27		$8.67
Total return	13.67	%(4)	13.07	%(4)	17.57%	(16.37)%	(0.68)%	18.45	%(7)	28.03%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$14,956		$14,050		$12,022	$24,185	$52,312	$52,635		$39,375
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.56	%(5)	1.83	%(5)	2.20%	1.49%	1.52%	1.69%		1.86%
After expense reimbursement(6)	1.25	%(5)	1.25	%(5)	1.25%	1.25%	1.25%	1.25%		1.25%
Ratio of net investment income (loss) to average net assets:	(0.18	)%(5)	(0.02	)%(5)	0.56%	0.30%	(0.05)%	(0.07)%		0.66%
Portfolio turnover rate	4%		0%		11%	2%	40%	18%		4%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Total return would have been 18.34% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2018 (Unaudited)

The Internet Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance#	$30,769,756	22.2%
Information	26,570,228	19.2%
Petroleum and Gas	10,378,794	7.5%
Manufacturing	6,262,660	4.5%
Retail Trade	6,080,444	4.4%
Administrative and Support and Waste Management and Remediation Services	5,247,734	3.8%
Management of Companies and Enterprises	4,152,562	3.0%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $18,310,489 represents a cryptocurrency investment of 13.2% of total net assets as of June 30, 2018.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2018 (Unaudited) — (Continued)

The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States#	$4,199,760	29.5%
Canada	2,241,367	15.7%
Japan	438,582	3.1%
France	431,222	3.0%
Cayman Islands	335,500	2.4%
Denmark	81,312	0.6%
Brazil	52,996	0.4%
United Kingdom	44,098	0.3%
Argentina	26,661	0.2%
Australia	20,499	0.1%
Bermuda	598	0.0%
Spain	444	0.0%

*	Excludes Short-Term Investments
#	In the United States Sector, $1,335,115 represents a cryptocurrency investment of 9.4% of total net assets as of June 30, 2018.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2018 (Unaudited) — (Continued)

The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Petroleum and Gas	$311,161,476	36.0%
Finance and Insurance#	110,129,529	12.8%
Information	91,477,210	10.6%
Real Estate and Rental and Leasing	83,818,109	9.7%
Management of Companies and Enterprises	53,913,934	6.2%
Arts, Entertainment, and Recreation	29,345,013	3.4%
Mining, Quarrying, and Oil and Gas Extraction	26,462,523	3.1%
Manufacturing	13,637,805	1.6%
Accommodation and Food Services	6,635,920	0.8%
Utilities	2,818,560	0.3%
Transportation and Warehousing	1,138,368	0.1%
Retail Trade	1,107,288	0.1%
Industrials	910,627	0.1%
Professional, Scientific, and Technical Services	260,168	0.0%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $16,766,568 represents a cryptocurrency investment of 1.9% of total net assets as of June 30, 2018.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2018 (Unaudited) — (Continued)

The Medical Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$16,655,386	98.9%
Professional, Scientific, and Technical Services	124,369	0.8%
Finance and Insurance	8,404	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2018 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Petroleum and Gas	$82,951,083	27.7%
Finance and Insurance#	29,631,984	9.9%
Real Estate and Rental and Leasing	29,428,161	9.8%
Management of Companies and Enterprises	22,995,016	7.7%
Manufacturing	17,722,188	5.9%
Accommodation and Food Services	12,637,002	4.2%
Arts, Entertainment, and Recreation	8,179,188	2.7%
Utilities	6,004,076	2.0%
Support Activities for Water Transportation	1,545,211	0.5%
Information	1,070,051	0.4%
Mining, Quarrying, and Oil and Gas Extraction	841,424	0.3%
Wholesale Trade	683,100	0.2%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $2,619,776 represents a cryptocurrency investment of 0.9% of total net assets as of June 30, 2018.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2018 (Unaudited) — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Petroleum and Gas	$25,260,675	29.7%
Finance and Insurance#	16,291,369	19.2%
Real Estate and Rental and Leasing	3,940,300	4.6%
Management of Companies and Enterprises	2,849,506	3.4%
Industrials	48,567	0.1%
Manufacturing	27,750	0.0%
Wholesale Trade	21,248	0.0%
Support Activities for Water Transportation	9,356	0.0%
Retail Trade	2,803	0.0%
Mining, Quarrying, and Oil and Gas Extraction	2,206	0.0%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $5,130,104 represents a cryptocurrency investment of 6.0% of total net assets as of June 30, 2018.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2018 (Unaudited) — (Continued)

The Alternative Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$5,695,795	27.8%

*	Excludes Short-Term Investments & Written Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2018 (Unaudited) — (Continued)

The Multi-Disciplinary Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$9,687,710	23.2%
Finance and Insurance	7,596,045	18.2%
Real Estate and Rental and Leasing	5,576,193	13.3%
Information	4,490,751	10.7%
Construction	4,088,625	9.8%
Retail Trade	3,596,594	8.6%
Mining, Quarrying, and Oil and Gas Extraction	3,285,394	7.8%
Industrials	1,926,744	4.6%
Professional, Scientific, and Technical Services	509,375	1.2%
Arts, Entertainment, and Recreation	385,041	0.9%
Transportation and Warehousing	209,736	0.5%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited)

COMMON STOCKS — 64.55%	Shares	Value
Administrative and Support Services — 3.79%
CreditRiskMonitor.com, Inc.	780	$1,724
PayPal Holdings, Inc.*	63,000	5,246,010
		5,247,734
Broadcasting (except Internet) — 9.44%
The E.W. Scripps Company — Class A	42,000	562,380
Liberty Media Corp.-Liberty SiriusXM — Class A*	20,000	901,000
Liberty Media Corp.-Liberty SiriusXM — Class C*	116,000	5,261,760
The Madison Square Garden Company — Class A*	16,366	5,076,570
MSG Networks Inc. — Class A*	49,100	1,175,945
Qurate Retail, Inc.*	5,000	106,100
		13,083,755
Cable Distributor — 3.30%
Liberty Broadband Corporation — Series A*	14,000	1,058,960
Liberty Broadband Corporation — Series C*	17,600	1,332,672
Liberty Global plc — Series C*	70,000	1,862,700
Liberty Latin America Limited — Class C*	16,496	319,692
		4,574,024
Credit Intermediation and Related Activities — 1.27%
LendingTree, Inc.*	8,233	1,760,215

Data Processor — 3.59%
MasterCard, Inc. — Class A	7,000	1,375,640
Verisk Analytics, Inc.*	7,600	818,064
Visa, Inc. — Class A	21,000	2,781,450
		4,975,154
Defense — 4.52%
CACI International, Inc. — Class A*	29,200	4,921,660
ManTech International Corporation — Class A	25,000	1,341,000
		6,262,660
E-Commerce — 1.45%
eBay, Inc.*	53,200	1,929,032
Liberty Expedia Holdings, Inc. — Class A*	1,800	79,092
		2,008,124
Holding Company — 0.70%
Icahn Enterprises LP	13,700	973,522

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Shares	Value
Media — 0.30%
Liberty Media Corp.-Liberty Braves — Class A*	8,000	$205,680
Liberty Media Corp.-Liberty Braves — Class C*	8,000	206,880
		412,560
Non-Store Retailers — 2.94%
Copart, Inc.*	72,000	4,072,320
Oil and Gas — 7.49%
Texas Pacific Land Trust[c]	14,926	10,378,794
Other Exchanges — 0.48%
Cboe Global Markets, Inc.	6,424	668,546
Other Information Services — 5.62%
Alphabet, Inc. — Class A*	3,200	3,613,408
Alphabet, Inc. — Class C*	3,200	3,570,080
GMO Internet, Inc.	25,600	610,201
		7,793,689
Satellite Telecommunications — 2.29%
EchoStar Corporation — Class A*	71,600	3,179,040
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 16.86%
The Bitcoin Investment Trust[c]	2,146,599	18,310,489
CME Group, Inc.	4,180	685,186
MarketAxess Holdings, Inc.	5,000	989,300
OTC Markets Group Inc. — Class A	116,985	3,380,866
		23,365,841
Sports Entertainment — 0.51%
Liberty Media Corp.-Liberty Formula One — Class A*	20,000	706,200

TOTAL COMMON STOCKS
(cost $51,726,276)		89,462,178

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Principal
ESCROW NOTES — 0.00%	Amount	Value
Special Purpose Entity — 0.00%
Adelphia Communications Corp. Preferred*+[a]	$190,000	$—
TOTAL ESCROW NOTES
(cost $0)		—

SHORT-TERM INVESTMENTS — 31.98%	Shares
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 1.77%[b]	1,097	1,097

	Principal
	Amount
U.S. Treasury Obligations — 31.98%
United States Treasury Bills
Maturity Date: 08/16/2018, Yield to Maturity 1.81%	$42,417,000	42,320,501
Maturity Date: 08/23/2018, Yield to Maturity 1.78%	2,016,000	2,010,704
		44,331,205
TOTAL SHORT-TERM INVESTMENTS
(cost $44,331,277)		44,332,302
TOTAL INVESTMENTS — 96.53%
(cost $96,057,553)		$133,794,480

Percentages are stated as a percent of net assets.
* –	Non-income producing security.
+ –	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
a –	Value determined using significant unobservable inputs.
b –	The rate quoted is the annualized seven-day yield as of June 30, 2018.
c –	Significant Investment – See note 2.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

COMMON STOCKS — 55.03%	Shares	Value
Accommodation (except Hotels and Motels) — 6.17%
Civeo Corporation*[c]	201,600	$878,976
Asset Management — 1.52%
Brookfield Asset Management Inc. — Class A	4,000	162,160
Partners Value Investments LP*	1,993	54,576
		216,736
Biotechnology — 0.07%
Rafael Holdings, Inc. — Class B*	1,000	9,190
Broadcasting (except Internet) — 2.25%
Liberty Media Corp.-Liberty SiriusXM — Class A*	3,300	148,665
Liberty Media Corp.-Liberty SiriusXM — Class C*	3,800	172,368
		321,033
Cable Distributor — 0.05%
Liberty Global plc — Series A*	74	2,038
Liberty Global plc — Series C*	182	4,843
Liberty Latin America Limited — Class A*	9	172
Liberty Latin America Limited — Class C*	22	426
		7,479
Diversified Financials — 0.37%
B3 SA — Brasil Bolsa Balcao	10,000	52,996
Holding Company — 7.84%
Bollore SA	90,000	418,727
Clarke Inc.	24,800	232,031
Dundee Corporation — Class A*	8,400	10,295
Icahn Enterprises LP	1,700	120,802
Siem Industries Inc.*	5,500	335,500
		1,117,355
Insurance Carriers and Related Activities — 2.36%
Fairfax Financial Holdings Limited	600	336,336
Lessors of Nonresidential Buildings (except Miniwarehouses) — 0.65%
Cresud S.A.C.I.F.y A. — ADR	1,799	26,661
The Howard Hughes Corporation*	500	66,250
		92,911

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Shares	Value
Mining (except Oil and Gas) — 2.05%
Franco-Nevada Corporation	2,100	$153,342
NovaGold Resources Inc.*	4,000	17,800
Wheaton Precious Metals Corporation	5,450	120,227
		291,369
Oil and Gas — 14.12%
PrairieSky Royalty Limited	100	1,974
Texas Pacific Land Trust[c]	2,890	2,009,561
		2,011,535
Oilfield Services — 0.02%
Mammoth Energy Services, Inc.*	100	3,396
Other Exchanges — 0.82%
Cboe Global Markets, Inc.	1,118	116,350
Other Financial Services — 0.06%
IMF Bentham Limited	4,000	8,881
Other Information Services — 3.08%
GMO Internet, Inc.	18,400	438,582
Pipeline Transportation — 0.09%
Rubis SCA	200	12,496
Publishing Industries (except Internet) — 0.09%
NZME Limited	20,000	11,619
Promotora de Informaciones S.A. — ADR*	240	444
		12,063
Real Estate — 1.82%
Dream Unlimited Corp. — Class A*	35,100	259,783
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 10.28%
The Bitcoin Investment Trust[c]	156,520	1,335,115
CME Group, Inc.	786	128,841
		1,463,956
Shipping Services — 0.21%
Clarkson plc	1,000	30,354
Sports Entertainment — 0.49%
Liberty Media Corp.-Liberty Formula One — Class A*	800	28,248
Liberty Media Corp.-Liberty Formula One — Class C*	1,100	40,843
		69,091

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Shares	Value
Transportation — 0.05%
Braemar Shipping Services plc	2,000	$6,863
Water Transportation — 0.57%
A.P. Moeller-Maersk A/S — Class B — ADR	13,200	81,312
TOTAL COMMON STOCKS
(cost $4,911,988)		7,839,043

PREFERRED STOCKS — 0.07%
Asset Management — 0.07%
Partners Value Investments LP — Class A	515	9,533
TOTAL PREFERRED STOCKS
(cost $5,334)		9,533

	Principal
CORPORATE BONDS — 0.14%	Amount
General Merchandise Stores — 0.14%
Sears Holdings Corporation, 8.000%, 12/15/2019	$41,080	20,129
TOTAL CORPORATE BONDS
(cost $41,080)		20,129

WARRANTS — 0.03%	Shares
Asset Management — 0.03%
Partners Value Investments LP*	1,893	4,334
TOTAL WARRANTS
(cost $7,160)		4,334

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

SHORT-TERM INVESTMENTS — 41.39%	Shares	Value
Money Market Funds — 0.01%
Fidelity Institutional Government Portfolio — Class I, 1.77%[b]	1,126	$1,126

	Principal
	Amount
U.S. Treasury Obligations — 41.38%
United States Treasury Bills
Maturity Date: 07/19/2018, Yield to Maturity 1.71%	$127,000	126,896
Maturity Date: 08/02/2018, Yield to Maturity 1.79%	5,310,000	5,301,748
Maturity Date: 08/16/2018, Yield to Maturity 1.81%	59,000	58,866
Maturity Date: 08/23/2018, Yield to Maturity 1.78%	409,000	407,926
		5,895,436
TOTAL SHORT-TERM INVESTMENTS
(cost $5,896,366)		5,896,562
TOTAL INVESTMENTS — 96.66%
(cost $10,861,928)		$13,769,601

Percentages are stated as a percent of net assets.
* –	Non-income producing security.
b –	The rate quoted is the annualized seven-day yield as of June 30, 2018.
c –	Significant Investment – See note 2.
ADR –	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

COMMON STOCKS — 84.81%	Shares	Value
Accommodation (except Hotels and Motels) — 0.77%
Civeo Corporation*	1,522,000	$6,635,920
Asset Management — 6.41%
Associated Capital Group, Inc. — Class A	261,100	9,908,745
Brookfield Asset Management Inc. — Class A	754,200	30,575,268
Onex Corporation	200,600	14,715,715
Partners Value Investments LP*	800	21,907
RIT Capital Partners plc	7,200	196,220
		55,417,855
Beverage and Tobacco Product Manufacturing — 0.10%
Crimson Wine Group Limited*	91,800	849,150
Broadcasting (except Internet) — 5.10%
CBS Corporation — Class B	36,600	2,057,652
Liberty Media Corp.-Liberty SiriusXM — Class A*	321,700	14,492,585
Liberty Media Corp.-Liberty SiriusXM — Class C*	491,400	22,289,904
Qurate Retail, Inc.*	246,200	5,224,364
		44,064,505
Cable Distributor — 2.35%
GCI Liberty, Inc. — Class A*	89,500	4,034,660
Liberty Broadband Corporation — Series A*	53,200	4,024,048
Liberty Broadband Corporation — Series C*	162,200	12,281,784
		20,340,492
Chemical Manufacturing — 0.08%
Platform Specialty Products Corporation*	57,200	663,520
Defense — 0.13%
CACI International, Inc. — Class A*	6,500	1,095,575
E-Commerce — 0.13%
Liberty Expedia Holdings, Inc. — Class A*	25,200	1,107,288
Gaming — 0.87%
Las Vegas Sands Corp.	75,400	5,757,544
MGM Resorts International	61,300	1,779,539
		7,537,083

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Shares	Value
Holding Company — 5.17%
Bollore SA	388,000	$1,805,178
Dundee Corporation — Class A*	6,000	7,354
Icahn Enterprises LP	578,600	41,115,316
Siem Industries Inc.*	28,000	1,708,000
		44,635,848
Industrial Services — 0.03%
Brookfield Business Partners LP^	6,800	260,168
Insurance Carriers and Related Activities — 1.86%
Markel Corporation*	14,800	16,048,380
Lessors of Nonresidential Buildings (except Miniwarehouses) — 8.73%
The Howard Hughes Corporation*[c]	569,400	75,445,500
Lessors of Residential Buildings and Dwellings — 0.74%
Equity Lifestyle Properties, Inc. — REIT	69,200	6,359,480
Media — 1.31%
Discovery Communications, Inc. — Class A*^	150,300	4,133,250
Discovery Communications, Inc. — Class C*	76,000	1,938,000
Lions Gate Entertainment Corporation — Class B	207,400	4,865,604
Viacom Inc. — Class B	13,100	395,096
		11,331,950
Mining (except Oil and Gas) — 1.83%
Franco-Nevada Corporation	216,000	15,772,320
Oil and Gas — 36.01%
Texas Pacific Land Trust(c)(d)	447,489	311,161,476
Oil and Gas Extraction — 0.74%
Atlas Energy Group LLC*	612,400	35,213
Continental Resources, Inc.*	55,100	3,568,276
Tourmaline Oil Corp.	156,200	2,790,962
		6,394,451
Oilfield Services — 0.30%
Mammoth Energy Services, Inc.*^	76,200	2,587,752
Other Exchanges — 2.13%
Cboe Global Markets, Inc.	177,200	18,441,204
Other Information Services — 0.28%
GMO Internet, Inc.	102,000	2,431,269

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Shares	Value
Performing Arts, Spectator Sports, and Related Industries — 2.52%
Live Nation Entertainment, Inc.*	449,000	$21,807,930
Real Estate — 0.23%
Dream Unlimited Corp. — Class A*	272,000	2,013,129
Restaurants — 1.28%
The Wendy’s Company	642,000	11,029,560
Satellite Telecommunications — 1.88%
DISH Network Corp. — Class A*	156,200	5,249,882
EchoStar Corporation — Class A*	247,600	10,993,440
		16,243,322
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.34%
The Bitcoin Investment Trust	1,965,600	16,766,568
CME Group, Inc.	21,000	3,442,320
		20,208,888
Shipping Services — 0.10%
Clarkson plc	30,000	910,627
Sports Entertainment — 0.93%
Liberty Media Corp.-Liberty Formula One — Class A*	92,800	3,276,768
Liberty Media Corp.-Liberty Formula One — Class C*	128,800	4,782,344
		8,059,112
Utilities — 0.33%
Brookfield Infrastructure Partners LP	73,400	2,818,560
Water Transportation — 0.13%
A.P. Moeller-Maersk A/S — Class B — ADR^	184,800	1,138,368
TOTAL COMMON STOCKS
(cost $362,748,863)		732,810,682

PREFERRED STOCKS — 0.00%
Asset Management — 0.00%
Partners Value Investments LP — Class A	217	4,017
TOTAL PREFERRED STOCKS
(cost $1,764)		4,017

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Principal
ESCROW NOTES — 0.00%	Amount	Value
Special Purpose Entity — 0.00%
Adelphia Communications Corp.*+[a]	$200,000	$—
TOTAL ESCROW NOTES
(cost $0)		—

WARRANTS — 0.00%	Shares
Asset Management — 0.00%
Partners Value Investments LP*	800	1,832
TOTAL WARRANTS
(cost $2,367)		1,832

SHORT-TERM INVESTMENTS — 14.09%
Money Market Funds — 0.02%
Fidelity Institutional Government Portfolio — Class I, 1.77%[b]	144,451	144,451

	Principal
	Amount
U.S. Treasury Obligations — 14.07%
United States Treasury Bills
Maturity Date: 07/05/2018, Yield to Maturity 1.67%	$29,848,000	29,843,883
Maturity Date: 07/12/2018, Yield to Maturity 1.71%	13,222,000	13,215,862
Maturity Date: 07/19/2018, Yield to Maturity 1.71%	1,240,000	1,238,986
Maturity Date: 08/02/2018, Yield to Maturity 1.80%	4,468,000	4,461,057
Maturity Date: 08/09/2018, Yield to Maturity 1.77%	1,399,000	1,396,316
Maturity Date: 08/16/2018, Yield to Maturity 1.81%	61,143,000	61,003,900
Maturity Date: 08/23/2018, Yield to Maturity 1.78%	10,472,000	10,444,489
		121,604,493
TOTAL SHORT-TERM INVESTMENTS
(cost $121,745,225)		121,748,944

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 0.37%	Shares	Value
Money Market Funds — 0.37%
First American Government Obligations Fund — Class X, 1.81%[b]	3,141,937	$3,141,937
TOTAL INVESTMENTS PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(cost $3,141,937)		3,141,937
TOTAL INVESTMENTS — 99.27%
(cost $487,640,156)		$857,707,412

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^—	This security or a portion of this security was out on loan at June 30, 2018. Total loaned securities had a market value of $2,925,670 at June 30, 2018. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.
+—	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0.00 or 0.00% of net assets.
a —	Value determined using significant unobservable inputs.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2018.
c —	Significant Investment — See note 2.
d —	Affiliated issuer. See note 11.
ADR —	American Depository Receipt.
REIT —	Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

COMMON STOCKS — 99.59%	Shares	Value
Pharmaceutical and Biotechnology — 98.86%
AbbVie Inc.[c]	13,000	$1,204,450
Agenus, Inc.*	148	336
Alkermes plc*[c]	21,000	864,360
AmpliPhi Biosciences Corp.*	2	2
Arena Pharmaceuticals, Inc.*	4,500	196,200
AstraZeneca plc — ADR[c]	26,000	912,860
Biogen Inc.*[c]	3,750	1,088,400
Bristol-Myers Squibb Company[c]	21,500	1,189,810
Celgene Corporation*	7,000	555,940
Celldex Therapeutics Inc.*	26,294	13,242
Eli Lilly & Company[c]	16,500	1,407,945
Gilead Sciences, Inc.	9,000	637,560
GlaxoSmithKline plc — ADR[c]	22,673	913,948
Immune Pharmaceuticals, Inc.*	1	1
Ionis Pharmaceuticals, Inc.*	17,000	708,390
Johnson & Johnson[c]	9,000	1,092,060
Madrigal Pharmaceuticals, Inc.*	514	143,760
Merck & Co., Inc.[c]	15,000	910,500
Merrimack Pharmaceuticals, Inc.*	2,500	12,275
Novartis AG — ADR[c]	14,000	1,057,560
Onconova Therapeutics, Inc.*	2,400	971
Osiris Therapeutics, Inc.*^	19,000	183,350
Pfizer, Inc.[c]	38,000	1,378,640
Progenics Pharmaceuticals, Inc.*	67,200	540,288
Roche Holding AG Limited — ADR	23,000	635,490
Sanofi — ADR[c]	25,000	1,000,250
		16,648,588
Professional, Scientific, and Technical Services — 0.73%
Codexis, Inc.*	5,611	80,798
Pacific Biosciences of California Inc.*	12,000	42,600
		123,398
TOTAL COMMON STOCKS
(cost $12,615,605)		16,771,986

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

RIGHTS — 0.10%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 0.05%
Ligand Pharmaceuticals Inc.*	44,000	$2,200
Ligand Pharmaceuticals Inc.*	44,000	5,500
Ligand Pharmaceuticals Inc.*	44,000	396
Ligand Pharmaceuticals Inc.*#	44,000	308
		8,404
Pharmaceutical and Biotechnology — 0.05%
Sanofi*	15,538	7,769
TOTAL RIGHTS
(cost $0)		16,173

SHORT-TERM INVESTMENTS — 0.29%
Money Market Funds — 0.29%
Fidelity Institutional Government Portfolio — Class I, 1.77%[b]	47,797	47,797
TOTAL SHORT-TERM INVESTMENTS
(cost $47,797)		47,797

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 0.00%
Money Market Funds — 0.00%
First American Government Obligations Fund — Class X, 1.81%[b]	497	497
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING
(cost $497)		497
TOTAL INVESTMENTS — 99.98%
(cost $12,663,899)		$16,836,453

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^—	This security or a portion of this security was out on loan at June 30, 2018. Total loaned securities had a market value of $492 at June 30, 2018. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.
# —	Contingent value right (contingent upon profitability of company).
b —	The rate quoted is the annualized seven-day yield as of June 30, 2018.
c —	Significant Investment — See note 2.
ADR —	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

COMMON STOCKS — 70.84%	Shares	Value
Accommodation (except Hotels and Motels) — 4.22%
Civeo Corporation*	2,898,395	$12,637,002
Asset Management — 7.03%
Associated Capital Group, Inc. — Class A	164,650	6,248,467
GAMCO Investors, Inc. — Class A	19,200	513,792
JZ Capital Partners Limited*	155,400	965,969
Onex Corporation	84,300	6,187,280
Partners Value Investments LP*	191,000	5,230,289
RIT Capital Partners plc	71,000	1,934,950
		21,080,747
Beverage and Tobacco Product Manufacturing — 0.36%
Crimson Wine Group Limited*	118,000	1,091,500
Biotechnology — 0.00%
Rafael Holdings, Inc. — Class B*	1,000	9,190
Chemical Manufacturing — 1.79%
Inter Parfums, Inc.	69,600	3,723,600
Platform Specialty Products Corporation*	140,600	1,630,960
		5,354,560
Defense — 0.16%
CACI International, Inc. — Class A*	2,800	471,940
Holding Company — 7.99%
Dundee Corporation — Class A*	764,000	936,358
Icahn Enterprises LPc	323,600	22,995,016
		23,931,374
Insurance Carriers and Related Activities — 0.19%
Greenlight Capital Re, Limited — Class A*	40,000	568,000
Lessors of Nonresidential Buildings (except Miniwarehouses) — 4.40%
The Howard Hughes Corporation*	99,600	13,197,000
Machinery Manufacturing — 0.25%
Colfax Corporation*	24,000	735,600
Media — 0.24%
Lions Gate Entertainment Corporation — Class B	31,000	727,260
Merchant Wholesalers, Durable Goods — 0.23%
Dorman Products, Inc.*	10,000	683,100

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Shares	Value
Oil and Gas — 28.20%
Permian Basin Royalty Trust	165,500	$1,544,115
Texas Pacific Land Trust[c]	119,294	82,951,083
		84,495,198
Oil Refining — 0.19%
Par Pacific Holdings, Inc.*	32,000	556,160
Oilfield Services — 0.10%
Mammoth Energy Services, Inc.*	8,400	285,264
Other Exchanges — 0.49%
Urbana Corporation — Class A	694,471	1,484,398
Performing Arts, Spectator Sports, and Related Industries — 2.73%
Live Nation Entertainment, Inc.*	168,400	8,179,188
Pipeline Transportation — 2.00%
Rubis SCA	96,100	6,004,076
Publishing Industries (except Internet) — 0.04%
Promotora de Informaciones S.A. — ADR*	64,644	119,591
Real Estate — 5.41%
Dream Unlimited Corp. — Class A*[c]	2,191,800	16,221,971
Restaurants — 2.92%
The Wendy’s Company	510,000	8,761,800
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.87%
The Bitcoin Investment Trust	307,125	2,619,776
Telecommunications — 0.07%
LICT Corporation*	16	223,200
Transportation — 0.52%
Braemar Shipping Services plc	450,322	1,545,211
Transportation Equipment Manufacturing — 0.44%
American Railcar Industries, Inc.	33,100	1,306,788
TOTAL COMMON STOCKS
(cost $142,895,027)		212,289,894

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

PREFERRED STOCKS — 0.32%	Shares	Value
Asset Management — 0.32%
Partners Value Investments LP — Class A	51,933	$961,280
TOTAL PREFERRED STOCKS
(cost $420,822)		961,280

WARRANTS — 0.15%
Asset Management — 0.15%
Partners Value Investments LP*	191,000	437,310
TOTAL WARRANTS
(cost $564,856)		437,310

SHORT-TERM INVESTMENTS — 28.12%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 1.77%[b]	890	890

	Principal
	Amount
U.S. Treasury Obligations — 28.12%
United States Treasury Bills
Maturity Date: 07/05/2018, Yield to Maturity 1.67%	$15,934,000	15,931,803
Maturity Date: 08/02/2018, Yield to Maturity 1.79%	7,189,000	7,177,829
Maturity Date: 08/16/2018, Yield to Maturity 1.81%	48,676,000	48,565,262
Maturity Date: 08/23/2018, Yield to Maturity 1.78%	12,639,000	12,605,796
		84,280,690
TOTAL SHORT-TERM INVESTMENTS
(cost $84,279,606)		84,281,580
TOTAL INVESTMENTS — 99.43%
(cost $228,160,311)		$297,970,064

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2018.
c —	Significant Investment — See note 2.
ADR —	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

COMMON STOCKS — 56.60%	Shares	Value
Asset Management — 4.96%
Associated Capital Group, Inc. — Class A	33,800	$1,282,710
GAMCO Investors, Inc. — Class A	100	2,676
Oaktree Capital Group LLC	9,000	365,850
Onex Corporation	17,400	1,276,438
Partners Value Investments LP*	43,516	1,191,629
Sprott, Inc.	41,155	95,167
		4,214,470
Beverage and Tobacco Product Manufacturing — 0.03%
Crimson Wine Group Limited*	3,000	27,750
Data Processor — 2.17%
MasterCard, Inc. — Class A	4,000	786,080
Visa, Inc. — Class A	8,000	1,059,600
		1,845,680
Global Exchanges — 0.22%
JSE Limited	16,000	189,084
Holding Company — 3.58%
Clarke Inc.	1,000	9,356
Dundee Corporation — Class A*	154,000	188,742
Icahn Enterprises LP	40,100	2,849,506
		3,047,604
Insurance Carriers and Related Activities — 0.81%
Fairfax Financial Holdings Limited	60	33,634
Markel Corporation*	600	650,610
		684,244
Lessors of Nonresidential Buildings (except Miniwarehouses) — 2.26%
The Howard Hughes Corporation*	14,700	1,921,250
Merchant Wholesalers, Durable Goods — 0.03%
A-Mark Precious Metals, Inc.	1,600	21,248
Mining (except Oil and Gas) — 0.00%
Wheaton Precious Metals Corporation	100	2,206
Oil and Gas — 29.71%
Texas Pacific Land Trust[c]	36,328	25,260,675

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Shares	Value
Other Exchanges — 2.18%
Cboe Global Markets, Inc.	7,806	$812,370
NZX Limited	359,002	274,762
Urbana Corporation	3,200	6,888
Urbana Corporation — Class A	356,004	760,941
		1,854,961
Real Estate — 2.37%
Dream Unlimited Corporation — Class A*	272,800	2,019,050
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 8.03%
The Bitcoin Investment Trust[c]	601,874	5,130,104
CME Group, Inc.	5,891	965,653
IntercontinentalExchange Group, Inc.	10,000	735,500
		6,831,257
Shipping Services — 0.06%
Clarkson plc	1,600	48,567
U.S. Equity Exchanges — 0.19%
NASDAQ, Inc.	1,800	164,286
TOTAL COMMON STOCKS
(cost $25,408,842)		48,132,332

PREFERRED STOCKS — 0.26%
Asset Management — 0.26%
Partners Value Investments LP — Class A	11,832	219,010
TOTAL PREFERRED STOCKS
(cost $96,929)		219,010

	Principal
CORPORATE BONDS — 0.00%	Amount
General Merchandise Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019
	$5,720	2,803
TOTAL CORPORATE BONDS
(cost $5,720)		2,803

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

WARRANTS — 0.12%	Shares	Value
Asset Management — 0.12%
Partners Value Investments LP*	43,516	$99,633
TOTAL WARRANTS
(cost $130,104)		99,633

SHORT-TERM INVESTMENTS — 41.36%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 1.77%[b]	935	935

	Principal
	Amount
U.S. Treasury Obligations — 41.36%
United States Treasury Bills
Maturity Date: 07/12/2018, Yield to Maturity 1.72%	$1,149,000	1,148,466
Maturity Date: 08/02/2018, Yield to Maturity 1.80%	9,868,000	9,852,665
Maturity Date: 08/16/2018, Yield to Maturity 1.81%	23,034,000	22,981,598
Maturity Date: 08/23/2018, Yield to Maturity 1.78%	1,187,000	1,183,882
		35,166,611
TOTAL SHORT-TERM INVESTMENTS
(cost $35,166,556)		35,167,546
TOTAL INVESTMENTS — 98.34%
(cost $60,808,151)		$83,621,324

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2018.
c —	Significant Investment — See note 2.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

EXCHANGE TRADED FUNDS — 27.84%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 27.84%
iShares 1-3 Year Credit Bond ETF	27,000	$2,799,900
PIMCO Enhanced Short Maturity Active ETF	4,700	477,285
SPDR Barclays Short Term Corporate Bond ETF#	24,000	723,840
Vanguard Short-Term Corporate Bond ETF	21,700	1,694,770
TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,792)		5,695,795

SHORT-TERM INVESTMENTS — 71.47%
Money Market Funds — 11.16%
Fidelity Institutional Government Portfolio — Class I, 1.77%#b	2,282,245	2,282,245

	Principal
	Amount
U.S. Treasury Obligations — 60.31%
United States Treasury Bills
Maturity Date: 08/16/2018, Yield to Maturity 1.81%	$12,366,000	12,337,868
TOTAL SHORT-TERM INVESTMENTS
(cost $14,619,804)		14,620,113
TOTAL INVESTMENTS — 99.31%
(cost $20,424,596)		$20,315,908

Percentages are stated as a percent of net assets.
# —	All or a portion of the securities have been committed as collateral for written option contracts, totaling $3,004,210.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2018.
ETF —	Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Principal
CONVERTIBLE BONDS — 1.52%	Amount	Value
Energy Transportation — 1.52%
Cheniere Energy, Inc., 4.250%, 03/15/2045	$800,000	$637,359
TOTAL CONVERTIBLE BONDS
(cost $603,940)		637,359

CORPORATE BONDS — 85.79%
Broadcasting (except Internet) — 4.45%
Cablevision Systems Corporation, 5.875%, 09/15/2022	200,000	199,000
Sinclair Television Group, Inc., 5.375%, 04/01/2021	250,000	252,500
Sirius XM Radio, Inc., 4.625%, 05/15/2023■	1,050,000	1,026,375
TEGNA, Inc.
5.125%, 10/15/2019	133,000	133,166
5.125%, 07/15/2020	250,000	251,875
		1,862,916
Cable Distributor — 0.58%
Altice Luxembourg SA, 7.750%, 05/15/2022■	250,000	242,812
Chemical Manufacturing — 8.96%
Ashland Inc., 4.750%, 08/15/2022[c]	3,000,000	3,025,440
The Chemours Company
6.625%, 05/15/2023	474,000	497,700
7.000%, 05/15/2025	214,000	230,585
		3,753,725
Construction of Buildings — 9.52%
Lennar Corporation, 4.750%, 11/15/2022	1,960,000	1,967,350
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019	2,000,000	2,020,400
		3,987,750
Food Manufacturing — 10.78%
Lamb Weston Holdings, Inc.[c]
4.625%, 11/01/2024■	1,000,000	977,500
4.875%, 11/01/2026■	3,625,000	3,534,375
		4,511,875
Holding Company — 7.20%
Icahn Enterprises, 5.875%, 02/01/2022[c]	3,000,000	3,015,000
Lessors of Nonresidential Buildings (except Miniwarehouses) — 3.88%
The Howard Hughes Corporation, 5.375%, 03/15/2025■	1,650,000	1,623,187

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Principal
	Amount	Value
Mining (except Oil and Gas) — 0.63%
Teck Resources Limited, 4.750%, 01/15/2022	$264,000	$265,872
Motor Vehicle and Parts Dealers — 8.59%
Penske Automotive Group, Inc., 5.750%, 10/01/2022[c]	3,550,000	3,596,594
Oil and Gas Extraction — 5.77%
Continental Resources, Inc., 5.000%, 09/15/2022	600,000	608,614
Murphy Oil Corp., 4.450%, 12/01/2022	1,208,000	1,192,791
QEP Resources, Inc.
6.875%, 03/01/2021	250,000	266,875
5.375%, 10/01/2022	120,000	122,700
5.250%, 05/01/2023	230,000	225,975
		2,416,955
Oil and Gas Service Company — 2.76%
Ensco plc, 4.700%, 03/15/2021	600,000	588,000
Rowan Companies, Inc., 4.875%, 06/01/2022	600,000	570,000
		1,158,000
Packaging — 0.55%
Ball Corp., 5.250%, 07/01/2025	224,000	229,320
Publishing Industries (except Internet) — 0.61%
Tribune Media Co., 5.875%, 07/15/2022	250,000	253,562
Real Estate — 10.90%
Brookfield Residential Properties[c]
6.500%, 12/15/2020■	3,250,000	3,298,750
6.125%, 07/01/2022■	100,000	100,875
6.375%, 05/15/2025■	651,000	654,255
Lamar Media Corp., 5.000%, 05/01/2023	500,000	509,375
		4,563,255
Shipping Services — 4.60%
Stolt-Nielsen Limited, 6.375%, 09/21/2022	2,000,000	1,926,744
Software and Services — 0.72%
Nuance Communications, Inc., 5.375%, 08/15/2020■	300,000	300,750

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

	Principal
	Amount	Value
Telecommunications — 5.29%
CenturyLink, Inc., 5.800%, 03/15/2022	$500,000	$497,500
Crown Castle International Corp., 4.875%, 04/15/2022	700,000	722,261
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	462,240
7.625%, 06/15/2021	500,000	533,750
		2,215,751
TOTAL CORPORATE BONDS
(cost $35,919,326)		35,924,068

MUNICIPAL BONDS — 0.50%
Air Transportation — 0.50%
Branson Missouri Regional Airport Transportation Development District,
5.000%, 04/01/2043+[d]	999,600	209,736
TOTAL MUNICIPAL BONDS
(cost $2,245,112)		209,736

CLOSED-END FUNDS — 10.94%	Shares
Funds, Trusts, and Other Financial Vehicles — 10.94%
DoubleLine Income Solutions Fund	29,800	595,702
DoubleLine Opportunistic Credit Fund	50,900	1,062,283
PIMCO Dynamic Income Fund^[c]	88,000	2,804,560
PIMCO Income Strategy Fund	10,000	118,500
TOTAL CLOSED-END FUNDS
(cost $4,827,130)		4,581,045

SHORT-TERM INVESTMENTS — 0.33%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 1.77%[b]	385	385

	Principal
	Amount
U.S. Treasury Obligations — 0.33%
United States Treasury Bills
Maturity Date: 08/23/2018, Yield to Maturity 1.78%	$138,000	137,638
TOTAL SHORT-TERM INVESTMENTS
(cost $138,024)		138,023

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2018 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 0.10%	Shares	Value
Money Market Funds — 0.10%
First American Government Obligations Fund — Class X, 1.81%[b]	39,000	$39,000
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $39,000)		39,000
TOTAL INVESTMENTS — 99.18%
(cost $43,772,532)		$41,529,231

Percentages are stated as a percent of net assets.
■ —	The percentage of net assets comprised of 144a securities was 28.08%.
^ —	This security or a portion of this security was out on loan at June 30, 2018. Total loaned securities had a market value of $38,244 at June 30, 2018. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.
+ —	Security is considered illiquid. The aggregate value of such securities is $209,736 or 0.50% of net assets.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2018.
c —	Significant Investment — See note 2.
d —	Default or other conditions exist and the security is not presently accruing income.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2018 (Unaudited)

PUT OPTIONS WRITTEN	Contracts[d]	Notional	Value
Equity Index
S&P 500 Index
Expiration: July 2018, Exercise Price: $2,630.00	3	$789,000	$682
Expiration: July 2018, Exercise Price: $2,630.00	3	789,000	2,250
Expiration: July 2018, Exercise Price: $2,630.00	3	789,000	3,480
Expiration: July 2018, Exercise Price: $2,630.00	3	789,000	4,635
Expiration: July 2018, Exercise Price: $2,635.00	3	790,500	758
Expiration: July 2018, Exercise Price: $2,635.00	3	790,500	2,430
Expiration: July 2018, Exercise Price: $2,635.00	3	790,500	3,660
Expiration: July 2018, Exercise Price: $2,635.00	3	790,500	4,860
TOTAL PUT OPTIONS WRITTEN
(premiums received $34,985)	24		$22,755

[d] —	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
June 30, 2018 (Unaudited)

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
ASSETS:
Investments, at value(1)	$133,794,480	$13,769,601
Cash	3,970,439	428,976
Receivable for contributed capital	283	30,032
Receivable for investments sold	3,126,107	152,546
Dividends and interest receivable	5,571	18,744
Prepaid expenses and other assets	4,388	849
Total Assets	140,901,268	14,400,748
LIABILITIES:
Payable to Adviser	149,753	14,964
Payable to Trustees	3,586	340
Payable to Chief Compliance Officer	285	21
Payable for securities purchased	2,064,440	120,802
Payable for withdrawn capital	38,389	—
Accrued expenses and other liabilities	46,614	19,226
Total Liabilities	2,303,067	155,353
Net Assets	$138,598,201	$14,245,395
(1) Cost of investments	$96,057,553	$10,861,928

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2018 (Unaudited)

	The Paradigm Portfolio (Consolidated)	The Medical Portfolio
ASSETS:
Investments, at value
Unaffiliated issuers(1)	$546,545,936	$16,836,453
Affiliated issuers(2)	311,161,476	—
Total investments, at value(3)(4)	$857,707,412	$16,836,453
Cash	6,490,278	—
Receivable for contributed capital	2,728,953	994
Receivable for investments sold	4,563,584	—
Dividends and interest receivable	114,281	45,350
Prepaid expenses and other assets	33,056	1,241
Total Assets	871,637,564	16,884,038
LIABILITIES:
Payable to Adviser	893,123	17,813
Payable to Trustees	18,813	418
Payable to Chief Compliance Officer	1,278	39
Payable for securities purchased	2,993,852	—
Payable for collateral received for securities loaned	3,141,937	497
Payable for withdrawn capital	351,313	7,726
Accrued expenses and other liabilities	191,539	17,119
Total Liabilities	7,591,855	43,612
Net Assets	$864,045,709	$16,840,426
(1) Unaffiliated issuers cost	$437,320,166	$12,663,899
(2) Affiliated issuers cost	50,319,990	—
(3) Total issuers cost	$487,640,156	$12,663,899
(4) Includes loaned securities with a market value of	$2,925,670	$492

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2018 (Unaudited)

	The Small Cap Opportunities Portfolio (Consolidated)	The Market Opportunities Portfolio (Consolidated)
ASSETS:
Investments, at value(1)	$297,970,064	$83,621,324
Cash	277,345	1,413,689
Receivable for contributed capital	1,717,970	12,845
Receivable for investments sold	109,519	750,917
Dividends and interest receivable	304,285	18,680
Prepaid expenses and other assets	6,598	2,918
Total Assets	300,385,781	85,820,373
LIABILITIES:
Payable to Adviser	312,601	89,710
Payable to Trustees	6,143	1,980
Payable to Chief Compliance Officer	283	133
Payable for securities purchased	49,522	649,250
Payable for withdrawn capital	278,348	11,239
Accrued expenses and other liabilities	68,467	33,146
Total Liabilities	715,364	785,458
Net Assets	$299,670,417	$85,034,915
(1) Cost of investments	$228,160,311	$60,808,151

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2018 (Unaudited)

	The Alternative Income Portfolio	The Multi- Disciplinary Income Portfolio
ASSETS:
Investments, at value(1)(2)	$20,315,908	$41,529,231
Cash	300,180	—
Receivable for contributed capital	2,922	250
Dividends and interest receivable	3,219	455,307
Prepaid expenses and other assets	679	1,730
Total Assets	20,622,908	41,986,518
LIABILITIES:
Written options, at value(3)	22,755	—
Payable to Adviser	15,506	43,277
Payable to Trustees	520	1,088
Payable to Chief Compliance Officer	37	95
Payable for collateral received for securities loaned	—	39,000
Payable for withdrawn capital	108,241	4,669
Accrued expenses and other liabilities	18,334	25,162
Total Liabilities	165,393	113,291
Net Assets	$20,457,515	$41,873,227
(1) Cost of investments	$20,424,596	$43,772,532
(2) Includes loaned securities with a market value of	$—	$38,244
(3) Premiums received	$34,985	$—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Six Months Ended June 30, 2018 (Unaudited)

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$108,817	$28,950
Interest	394,444	47,635
Income from securities lending	—	589
Total investment income	503,261	77,174
EXPENSES:
Investment advisory fees	962,849	90,780
Administration fees	37,712	3,904
Professional fees	17,101	7,481
Fund accounting fees	17,265	3,364
Trustees’ fees	8,463	800
Chief Compliance Officer fees	1,612	157
Custodian fees and expenses	17,353	11,644
Registration fees	120	83
Other expenses	2,578	212
Total expenses	1,065,053	118,425
Net investment loss	(561,792)	(41,251)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	8,365,075	118,458
Net change in unrealized depreciation of:
Investments and foreign currency	(32,669,109)	(1,203,203)
Net realized and unrealized loss on investments	(24,304,034)	(1,084,745)
Net decrease in net assets resulting from operations	$(24,865,826)	$(1,125,996)
† Net of foreign taxes withheld of:	$1,755	$5,517

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

	The Paradigm Portfolio (Consolidated)	The Medical Portfolio
INVESTMENT INCOME:
Dividends†	$903,037	$273,040
Interest	590,813	1,478
Income from securities lending	5,508	2,060
Dividends from affiliated issuer	2,085,199	—
Total investment income	3,584,557	276,578
EXPENSES:
Investment advisory fees	5,011,315	114,282
Administration fees	188,679	4,532
Professional fees	58,481	5,223
Fund accounting fees	77,884	2,760
Trustees’ fees	40,996	952
Chief Compliance Officer fees	7,493	181
Custodian fees and expenses	68,777	2,611
Registration fees	330	87
Other expenses	15,518	381
Total expenses	5,469,473	131,009
Net investment income (loss)	(1,884,916)	145,569
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	29,889,623	791,607
Affiliated issuer	48,922,213	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(52,259,037)	(1,575,332)
Affiliated Issuer	75,337,815	—
Net realized and unrealized gain (loss) on investments	101,890,614	(783,725)
Net increase (decrease) in net assets resulting from operations	$100,005,698	$(638,156)
† Net of foreign taxes withheld of:	$75,339	$16,615

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

	The Small Cap Opportunities Portfolio (Consolidated)	The Market Opportunities Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$1,173,184	$234,071
Interest	399,180	255,559
Income from securities lending	360	611
Total investment income	1,572,724	490,241
EXPENSES:
Investment advisory fees	1,532,794	516,923
Administration fees	57,513	20,233
Professional fees	21,444	11,963
Fund accounting fees	23,297	9,794
Trustees’ fees	12,121	4,447
Chief Compliance Officer fees	2,112	845
Custodian fees and expenses	20,831	17,343
Registration fees	140	96
Other expenses	4,218	1,200
Total expenses	1,674,470	582,844
Net investment loss	(101,746)	(92,603)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	532,908	2,151,041
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	38,370,292	(608,220)
Net realized and unrealized gain on investments	38,903,200	1,542,821
Net increase in net assets resulting from operations	$38,801,454	$1,450,218
† Net of foreign taxes withheld of:	$38,737	$10,913

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2018 (Unaudited)

	The Alternative Income Portfolio	The Multi- Disciplinary Income Portfolio
INVESTMENT INCOME:
Dividends	$49,654	$222,579
Interest	118,758	1,044,921
Income from securities lending	—	7,290
Total investment income	168,412	1,274,790
EXPENSES:
Investment advisory fees	100,003	290,153
Administration fees	6,239	12,213
Professional fees	5,453	7,025
Fund accounting fees	2,492	8,837
Trustees’ fees	1,141	2,313
Chief Compliance Officer fees	196	409
Custodian fees and expenses	2,839	3,090
Registration fees	89	102
Other expenses	493	1,442
Total expenses	118,945	325,584
Net investment income	49,467	949,206
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(459)	(36,422)
Written option contracts expired or closed	(49,712)	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(53,772)	(880,152)
Written option contracts	4,422	—
Net realized and unrealized loss on investments	(99,521)	(916,574)
Net increase (decrease) in net assets resulting from operations	$(50,054)	$32,632

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio (Consolidated)		The Global Portfolio (Consolidated)
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:
Net investment income (loss)	$(561,792)	$1,589,057	$(41,251)	$182,198
Net realized gain on sale of investments and foreign currency	8,365,075	26,953,722	118,458	1,161,990
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(32,669,109)	32,203,348	(1,203,203)	3,028,801
Net increase (decrease) in net assets resulting from operations	(24,865,826)	60,746,127	(1,125,996)	4,372,989
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	5,485,195	10,131,294	982,982	7,108,538
Withdrawals	(10,283,820)	(15,244,544)	(1,298,774)	(3,336,395)
Net increase (decrease) in net assets resulting from beneficial interest transactions	(4,798,625)	(5,113,250)	(315,792)	3,772,143
Total increase (decrease) in net assets	(29,664,451)	55,632,877	(1,441,788)	8,145,132
NET ASSETS:
Beginning of period	168,262,652	112,629,775	15,687,183	7,542,051
End of period	$138,598,201	$168,262,652	$14,245,395	$15,687,183

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio (Consolidated)		The Medical Portfolio
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:
Net investment income (loss)	$(1,884,916)	$(4,045,308)	$145,569	$167,801
Net realized gain on sale of investments and foreign currency	78,811,836	119,634,321	791,607	2,353,068
Net change in unrealized appreciation (depreciation) of investments and foreign currency	23,078,778	70,781,962	(1,575,332)	(424,289)
Net increase (decrease) in net assets resulting from operations	100,005,698	186,370,975	(638,156)	2,096,580
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	46,144,367	12,803,836	123,855	254,967
Withdrawals	(72,984,208)	(244,444,530)	(2,107,608)	(4,582,568)
Net decrease in net assets resulting from beneficial interest transactions	(26,839,841)	(231,640,694)	(1,983,753)	(4,327,601)
Total increase (decrease) in net assets	73,165,857	(45,269,719)	(2,621,909)	(2,231,021)
NET ASSETS:
Beginning of period	790,879,852	836,149,571	19,462,335	21,693,356
End of period	$864,045,709	$790,879,852	$16,840,426	$19,462,335

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Portfolio (Consolidated)		The Market Opportunities Portfolio (Consolidated)
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:
Net investment income (loss)	$(101,746)	$(856,096)	$(92,603)	$532,051
Net realized gain on sale of investments and foreign currency	532,908	15,147,605	2,151,041	7,026,703
Net change in unrealized appreciation (depreciation) of investments and foreign currency	38,370,292	25,750,188	(608,220)	13,988,377
Net increase in net assets resulting from operations	38,801,454	40,041,697	1,450,218	21,547,131
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	102,791,171	4,633,887	10,836,837	15,384,639
Withdrawals	(23,391,172)	(68,405,319)	(4,532,057)	(3,235,027)
Net increase (decrease) in net assets resulting from beneficial interest transactions	79,399,999	(63,771,432)	6,304,780	12,149,612
Total increase (decrease) in net assets	118,201,453	(23,729,735)	7,754,998	33,696,743
NET ASSETS:
Beginning of period	181,468,964	205,198,699	77,279,917	43,583,174
End of period	$299,670,417	$181,468,964	$85,034,915	$77,279,917

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Alternative Income Portfolio		The Multi-Disciplinary Income Portfolio
	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Period Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
OPERATIONS:
Net investment income (loss)	$49,467	$(9,802)	$949,206	$2,243,561
Net realized gain (loss) on sale of investments, foreign currency and written options and distributions received from other investment companies	(50,171)	833,223	(36,422)	510,492
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(49,350)	(228,882)	(880,152)	314,866
Net increase (decrease) in net assets resulting from operations	(50,054)	594,539	32,632	3,068,919
NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	1,672,668	4,826,367	2,995,270	11,080,450
Withdrawals	(4,272,445)	(10,355,569)	(10,360,346)	(64,717,800)
Net decrease in net assets resulting from beneficial interest transactions	(2,599,777)	(5,529,202)	(7,365,076)	(53,637,350)
Total decrease in net assets	(2,649,831)	(4,934,663)	(7,332,444)	(50,568,431)
NET ASSETS:
Beginning of period	23,107,346	28,042,009	49,205,671	99,774,102
End of period	$20,457,515	$23,107,346	$41,873,227	$49,205,671

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements
June 30, 2018 (Unaudited)

1. Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non-diversified” series of the Trust, except The Global Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide current income and gains. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.

2. Significant Accounting Policies

Security Valuation
Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2018, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2018.

Bitcoin
The Master Portfolios may invest in a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments. At June 30, 2018, 13.2%, 9.4%, 1.9%, 0.9%, and 6.0% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities and The Market Opportunities Portfolio, respectively, were invested in a Bitcoin Trust. Investments in bitcoins produce non qualifying income under Subchapter M of the Internal Revenue Code.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. As the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.

As bitcoins have grown in both popularity and market size, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

Consolidation of Subsidiaries
The consolidated financial statements include the accounts of Cayman, Ltd. and Delaware Corporation (the “Cayman” or “Delaware”, respectively or “Subsidiaries” for both). A Cayman wholly-owned Controlled Foreign Corporation (“CFC”) for each of the respective Master Portfolios: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. A Delaware wholly-owned and controlled subsidiary for each of the respective Master Portfolios: Internet Portfolio, Global Portfolio, Paradigm Portfolio, and Market Opportunities Portfolio. They can invest in up to 25% of its total assets in its respective Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the respective Portfolio’s investment objectives and policies. By investing in its Subsidiaries, the Master Portfolio is indirectly exposed to the risks associated with the

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its Master Portfolio.

The Cayman Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the respective Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the respective Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.

As of June 30, 2018, the respective Cayman Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$7,202,945	5.20%
Global Portfolio	$597,274	4.19%
Paradigm Portfolio	$24,085,719	2.79%
Small Cap Opportunities Portfolio	$2,897,122	0.97%
Market Opportunities Portfolio	$2,228,368	2.62%

As of June 30, 2018, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$1,000	0.00%
Global Portfolio	$1,000	0.01%
Paradigm Portfolio	$1,000	0.00%
Market Opportunities Portfolio	$1,000	0.00%

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios Adviser under the supervision of the Board of Trustees. At June 30, 2018, the following Master Portfolios held securities restricted to institutional investors (144A Securities):

	Market Value	Percentage of Net Assets
The Multi-Disciplinary Income Portfolio	$11,758,879	28.08%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2018, the following Master Portfolios held illiquid securities:

	Market Value		Percentage of Net Assets
The Internet Portfolio	$—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Multi-Disciplinary Income Portfolio	209,736		0.50%

*	Amount is less than $0.50.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Significant Investments
The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments) expose the Portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2018, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio invested approximately 21%, 30%, 45%, 77%, 41%, 36% and 42% of their respective net assets in individual securities greater than 5% of net assets. Please see the respective Schedule of Investments for further details.

Short-Term Investments
The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2018, open tax years include the tax years ended December 31, 2014 through December 31, 2017. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.

For the six-month period ended June 30, 2018, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$962,849
The Global Portfolio	90,780
The Paradigm Portfolio	5,011,315
The Medical Portfolio	114,282
The Small Cap Opportunities Portfolio	1,532,794
The Market Opportunities Portfolio	516,923
The Alternative Income Portfolio	100,003
The Multi-Disciplinary Income Portfolio	290,153

For the six-month period ended June 30, 2018, the Trust was allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

4. Approval of Investment Advisory Contract by Trustees of Kinetics Portfolios Trust (Unaudited)

At a meeting of the Board of Trustees of the Trust held on March 9, 2018, the Board, including a majority of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements with respect to each Master Portfolio. In reaching a decision to approve the Advisory Agreements (the “Agreements”), the Board of Trustees, including a majority of the Independent Trustees, considered, among; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

investment performance of the Funds over time, along with that of the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Funds’ expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of the Funds’ investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Funds; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Funds, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Funds such as soft dollar arrangements by which brokers provide research to the Funds or the Adviser in return for allocating the Funds’ brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to approve the Agreements.

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

 5. Securities Transactions

Purchases and sales of investment securities, other than short-term investments and short-term options, for the six-month period ended June 30, 2018, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Internet Portfolio	$—	$30,858,488	$—	$30,363,057
The Global Portfolio	—	1,858,180	—	1,902,265
The Paradigm Portfolio	—	50,567,495	—	147,114,548
The Medical Portfolio	—	—	—	1,390,095
The Small Cap
Opportunities Portfolio	—	1,119,281	—	3,383,059
The Market Opportunities
Portfolio	—	10,156,379	—	9,024,126
The Alternative Income Portfolio	—	—	—	—
The Multi-Disciplinary
Income Portfolio	—	631,000	—	5,309,079

As of December 31, 2017, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm	Medical
Tax Cost of Investments	$98,420,748	$11,655,684	$450,006,197	$13,905,965
Unrealized Appreciation	70,838,952	4,549,908	370,778,244	7,689,719
Unrealized Depreciation	(616,831)	(488,595)	(30,520,073)	(2,008,643)
Net Unrealized Appreciation	$70,222,121	$4,061,313	$340,258,171	$5,681,076

	Small Cap Opportunities	Market Opportunities	Alternative Income	Multi- Disciplinary Income
Tax Cost of Investments	$156,489,333	$54,202,119	$22,822,410	$50,931,423
Unrealized Appreciation	71,188,587	28,567,466	10,686	1,928,495
Unrealized Depreciation	(45,665,584)	(5,983,907)	(65,618)	(2,626,009)
Net Unrealized Appreciation
(Depreciation)	$25,523,003	$22,583,559	$(54,932)	$(697,514)

6. Portfolio Securities Loaned

As of June 30, 2018, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the

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Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at June 30, 2018, were as follows:

	Securities	Collateral
The Internet Portfolio	$—	$—
The Global Portfolio	—	—
The Paradigm Portfolio	2,925,670	3,141,937
The Medical Portfolio	492	497
The Small Cap Opportunities Portfolio	—	—
The Market Opportunities Portfolio	—	—
The Alternative Income Portfolio	—	—
The Multi-Disciplinary Income Portfolio	38,244	39,000

7. Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the Period Ended June 30, 2018 (Unaudited)		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Total Return*	(14.38	)%(2)	57.90%	3.09%	(4.95)%	0.28%	44.75%
Ratio of expenses to average net assets:	1.38	%(1)	1.37%	1.37%	1.35%	1.34%	1.37%
Ratio of net investment income (loss) to average net assets:	(0.73	)%(1)	1.27%	(1.18)%	(1.05)%	(0.90)%	(0.84)%
Portfolio turnover rate	31%		44%	2%	1%	1%	8%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

	The Global Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Total Return*	(7.09	)%(2)	49.37%	14.13%	(14.13)%	(12.10)%	28.25%
Ratio of expenses to average net assets:	1.63	%(1)	1.59%	1.66%	1.69%	1.60%	1.73%
Ratio of net investment income (loss) to average net assets:	(0.57	)%(1)	1.88%	(0.44)%	(0.59)%	(0.52)%	(0.12)%
Portfolio turnover rate	22%		169%	11%	16%	14%	15%

	The Paradigm Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Total Return*	13.53	%(2)	28.69%	20.72%	(8.04)%	(0.48)%	44.36%
Ratio of expenses to average net assets:	1.36	%(1)	1.36%	1.37%	1.35%	1.33%	1.35%
Ratio of net investment loss to average net assets:	(0.47	)%(1)	(0.53)%	(0.84)%	(0.63)%	(0.72)%	(0.23)%
Portfolio turnover rate	7%		14%	2%	2%	7%	4%

	The Medical Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Total Return*	(3.47)	%(2)	10.67%	(8.04)%	6.58%	16.42%	49.23%
Ratio of expenses to average net assets:	1.43	%(1)	1.43%	1.42%	1.40%	1.41%	1.41%
Ratio of net investment income (loss) to average net assets:	1.59	%(1)	0.82%	0.66%	0.24%	0.44%	(0.02)%
Portfolio turnover rate	0%		0%	0%	12%	3%	12%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

	The Small Cap Opportunities Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Total Return*	18.18	%(2)	26.50%	24.67%	(11.97)%	(6.98)%	59.69%
Ratio of expenses to average net assets:	1.37	%(1)	1.37%	1.36%	1.35%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets:	(0.08	)%(1)	(0.47)%	(0.75)%	(0.65)%	(0.59)%	0.01%
Portfolio turnover rate	1%		9%	4%	2%	19%	6%

	The Market Opportunities Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Total Return*	2.18	%(2)	47.53%	20.68%	(8.87)%	(5.30)%	46.98%
Ratio of expenses to average net assets:	1.41	%(1)	1.39%	1.41%	1.40%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets:	(0.22	)%(1)	1.05%	(0.73)%	(0.66)%	(0.30)%	0.27%
Portfolio turnover rate	19%		35%	5%	2%	18%	21%

	The Alternative Income Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Total Return*	(0.19	)%(2)	2.20%	3.85%	2.73%	1.23%	4.92%
Ratio of expenses to average net assets:	1.07	%(1)	1.07%	1.10%	1.16%	1.22%	1.25%
Ratio of net investment income (loss) to average net assets:	0.45	%(1)	(0.04)%	(0.16)%	(0.20)%	(0.40)%	(0.54)%
Portfolio turnover rate	0%		0%	1%	6%	17%	19%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

	The Multi-Disciplinary Income Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Total Return*	0.24	%(2)	4.84%	10.52%	(2.05)%	2.58%	4.39%
Ratio of expenses to average net assets:	1.40	%(1)	1.40%	1.38%	1.37%	1.37%	1.39%
Ratio of net investment income to average net assets:	4.09	%(1)	3.47%	4.13%	3.50%	3.06%	1.87%
Portfolio turnover rate	1%		16%	9%	10%	35%	54%

*	The returns are calculated by adjusting the corresponding No Load Feeder returns by Feeder expenses and reimbursements.
(1)	Annualized.
(2)	Not annualized.

8. Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2018:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$89,460,454	$1,724	(1)	$—		$89,462,178
Escrow Notes	—	—		—	*	—	*
Short-Term Investments	1,097	44,331,205		—		44,332,302
Total Investments in Securities	$89,461,551	$44,332,929		$—	*	$133,794,480

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Administrative and Support Services	$1,724
$1,724

For the six-month period ended June 30, 2018, there were no transfers into or out of Level 1, Level 2, or Level 3.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2017	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2018	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

	Fair Value at		Valuation	Unobservable
Description	6/30/2018		Techniques	Input	Range
Escrow Notes	$ —	*	Conservative Value	No active	$0.00-$0.00
			Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio’s net assets as of June 30, 2018:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$7,188,740	$650,303	(1)	$—	$7,839,043
Preferred Stocks	—	9,533		—	9,533
Corporate Bonds	—	20,129		—	20,129
Warrants	—	4,334		—	4,334
Short-Term Investments	1,126	5,895,436		—	5,896,562
Total Investments in Securities	$7,189,866	$6,579,735		$—	$13,769,601

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$54,576
Holding Company	335,500
Publishing Industries (except Internet)	444
Real Estate	259,783
$650,303
Transfers out of Level 1 into Level 2	$444
Transfers out of Level 2 into Level 1	$11,619

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.

Transfers between levels are recognized at the end of the reporting period.

For the six-month period ended June 30, 2018, there were no investments in Level 3 securities.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$726,276,684	$6,533,998(1)	$—		$732,810,682
Preferred Stocks	—	4,017	—		4,017
Escrow Notes	—	—	—	*	—	*
Warrants	—	1,832	—		1,832
Short-Term Investments	144,451	121,604,493	—		121,748,944
Investments Purchased with the Cash Proceeds from Securities Lending	3,141,937	—	—		3,141,937
Total Investments in Securities	$729,563,072	$128,144,340	$—	*	$857,707,412

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$21,907
Holding Company	1,708,000
Oil and Gas Extraction	2,790,962
Real Estate	2,013,129
$6,533,998

For the six-month period ended June 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2017	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2018	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2018	Techniques	Input	Range
Escrow Notes	$ —*	Conservative Value	No active	$0.00-$0.00
		Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,771,986	$—	$—	$16,771,986
Rights	9,969	6,204	—	16,173
Short-Term Investments	47,797	—	—	47,797
Investments Purchased with the Cash Proceeds from Securities Lending	497	—	—	497
Total Investments in Securities	$16,830,249	$6,204	$—	$16,836,453

Transfers out of Level 1 into Level 2				$396

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the six-month period ended June 30, 2018, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2018:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$184,530,763	$27,759,131	(1)	$—	$212,289,894
Preferred Stocks	—	961,280		—	961,280
Warrants	—	437,310		—	437,310
Short-Term Investments	890	84,280,690		—	84,281,580
Total Investments in Securities	$184,531,653	$113,438,411		$—	$297,970,064

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$11,417,569
Publishing Industries (except Internet)	119,591
Real Estate	16,221,971
$27,759,131

Transfers out of Level 1 into Level 2	$119,591

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the six-month period ended June 30, 2018, there were no investments in Level 3 securities.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2018:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$44,914,765	$3,217,567	(1)	$—	$48,132,332
Preferred Stocks	—	219,010		—	219,010
Corporate Bonds	—	2,803		—	2,803
Warrants	—	99,633		—	99,633
Short-Term Investments	935	35,166,611		—	35,167,546
Total Investments in Securities	$44,915,700	$38,705,624		$—	$83,621,324

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$1,191,629
Other Exchanges	6,888
Real Estate	2,019,050
$3,217,567

For the six-month period ended June 30, 2018, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio’s net assets as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,695,795	$—	$—	$5,695,795
Short-Term Investments	2,282,245	12,337,868	—	14,620,113
Total Investments in Securities	$7,978,040	$12,337,868	$—	$20,315,908
Liabilities
Put Options Written	$—	$22,755	$—	$22,755

For the six-month period ended June 30, 2018, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$637,359	$—	$637,359
Corporate Bonds	—	35,924,068	—	35,924,068
Municipal Bonds	—	209,736	—	209,736
Closed-End Funds	4,581,045	—	—	4,581,045
Short-Term Investments	385	137,638	—	138,023
Investments Purchased with the Cash Proceeds from Securities Lending	39,000	—	—	39,000
Total Investments in Securities	$4,620,430	$36,908,801	$—	$41,529,231

For the six-month period ended June 30, 2018, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

9. Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

The following is a summary of the fair value and location of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018:

Statement of Assets & Liabilities
	Derivative	Liability
	Equity Contracts	Description	Liability Fair Value
The Alternative Income Portfolio	Put Options Written	Written options, at value	$ 22,755

The following is a summary of the transactions in and effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2018:

Statement of Operations
	Derivative		Change in Unrealized
	Equity Contracts	Realized Gain (Loss)	Appreciation (Depreciation)
The Alternative Income Portfolio	Put Options Written	$ (49,712)	$ 4,422

The following is a summary of the volume of derivative instrument activity during the six-month period ended June 30, 2018:

Number of
		Contracts	Premiums	Average
	Derivative	Purchased	Paid or	Quarterly
	Equity Contracts	or Written	Received	Market Value

The Alternative Income Portfolio	Put Options Written	213	$ 472,019	$ 78,043

10. Offsetting Assets and Liabilities

The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at prearranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.

The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of June 30, 2018:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not Offset in the Statement of Assets & Liabilities
	Amounts of Recognized Liabilities	Statement of Assets & Liabilities	Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
The Paradigm Portfolio
Securities Lending	$3,141,937	$—	$3,141,937	$3,141,937	$—	$—
	$3,141,937	$—	$3,141,937	$3,141,937	$—	$—
The Medical Portfolio
Securities Lending	$497	$—	$497	$497	$—	$—
	$497	$—	$497	$497	$—	$—
The Alternative
Income Portfolio
Written Options	$22,755	$—	$22,755	$—	$22,755	$—
	$22,755	$—	$22,755	$—	$22,755	$—
The Multi-Disciplinary
Income Portfolio
Securities Lending	$39,000	$—	$39,000	$39,000	$—	$—
	$39,000	$—	$39,000	$39,000	$—	$—

11. Affiliated Issuers

Under section 2(a)(3) of the 1940 Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2018 (Unaudited)

Investments in affiliated companies for The Paradigm Portfolio as of June 30, 2018, are shown below:

Name of Issuer	Fair value at December 31, 2017	Purchases	Sales Proceeds	Net Realized Gain	Change in Unrealized Appreciation	Fair value at June 30, 2018	Dividend Income
Texas Pacific Land Trust	$239,385,194	$—	$52,483,746	$48,922,213	$75,337,815	$311,161,476	$2,085,199

	Number of			Number of
	shares held at			shares held at
	December 31,			June 30,
Name of Issuer	2017	Purchases	Sales	2018
Texas Pacific Land Trust	535,981	—	(88,492)	447,489

12. Subsequent Events

In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

13. Information about Proxy Voting

Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

14. Information about the Portfolio Holdings

The Master Portfolios file their complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Master Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Kinetics Mutual
Funds, Inc.

615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT

Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*             /s/ Peter B. Doyle
Peter B. Doyle, President

Date                                         8/31/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Peter B. Doyle
           Peter B. Doyle, President

Date                                        8/31/18

By (Signature and Title)*           /s/ Leonid Polyakov
                                                             Leonid Polyakov, Treasurer

Date                                       8/29/18

* Print the name and title of each signing officer under his or her signature.